As filed with the Securities and Exchange Commission on October 29, 2001


                                                      Registration No. 333-12989

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------


                         Post-Effective Amendment No. 7


                                       to
                                    FORM S-6

                             ----------------------

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                             ----------------------

            Phoenix Life and Annuity Variable Universal Life Account
                              (Exact Name of Trust)
                        Phoenix Life and Annuity Company
                               (Name of Depositor)

                             ----------------------

                                One American Row
                        Hartford, Connecticut 06102-5056
          (Complete address of Depositor's principal executive offices)

                                  Dona D. Young
                            Executive Vice President
                        Phoenix Life and Annuity Company
                                One American Row

                        Hartford, Connecticut 06102-5056
                (Name and complete address of agent for service)

                             ----------------------

                                   Copies to:


                             Richard J. Wirth, Esq.


                                     Counsel


                        Phoenix Life and Annuity Company


                                One American Row

                        Hartford, Connecticut 06102-5056

                             ----------------------



It is proposed that this filing will become effective (check appropriate box) |X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on            pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on            pursuant to paragraph (a)(1) of Rule 485 If appropriate,
    check the following box:
|_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.



================================================================================

                                    VERSION A

                           This filing does not affect
                                Flex Edge Success

                                                                     [VERSION B]
                                 CORPORATE EDGE


            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

  PROSPECTUS                                                    OCTOBER 29, 2001

    This prospectus describes an individual flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account ("GIA") and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account (the "Account"). The subaccounts purchase, at net asset value, shares of the following funds:



THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series
[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series1 [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Phoenix-Janus Core Equity Series

[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series

[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------


[diamond] Deutsche VIT EAFE(R) Equity Index Fund
[diamond] Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE
-------------------------------------
PRODUCTS TRUST
--------------
[diamond] Mutual Shares Securities Fund--Class 2
[diamond] Templeton Asset Strategy Fund--Class 21
[diamond] Templeton Developing Markets Securities
          Fund-- Class 2(1)
[diamond] Templeton Growth Securities Fund--Class 2
[diamond] Templeton International Securities Fund--Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap


(1) Not available to new investors.



FOR SERVICE, PLEASE CONTACT US AT:    [envelope]  ANDESA TPA, INC.
                                                  1605 N Cedar Crest Blvd, Suite
                                                  Allentown, PA 18104
                                      [telephone] TEL. 610/439-5256

    It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

    The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

    The Securities and Exchange Commission has not approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                  Page
-------------------------------------------------------------
PART I--GENERAL POLICY PROVISIONS........................  5
    SUMMARY ............................................   5
        Availability.....................................  5
        Underwriting.....................................  5
        Charges Under the Policy.........................  5
        Deductions from Premiums.........................  7
            Sales Charge.................................  7
            State Premium Tax Charge.....................  7
            Deferred Acquisition Cost ("DAC") Tax
             Charge......................................  7
        Policy Value Charges.............................  7
            Administrative Charge........................  7
            Cost of Insurance............................  7
            Mortality and Expense Risk Charge............  7
            Rider Charge.................................  7
            Charges for Federal Income Taxes.............  7
            Fund Charges.................................  7
        Other Charges.................................... 10
            Partial Surrender Fee........................ 10
            Loan Interest Rate Expense Charge............ 10
        Reduction in Charges............................. 10
    PHOENIX LIFE AND ANNUITY COMPANY AND THE
     ACCOUNT............................................. 10
        PLAC............................................. 10
        The Account...................................... 10

    PERFORMANCE HISTORY.................................. 10
    INVESTMENTS OF THE ACCOUNT........................... 11
        Participating Investment Funds................... 11
        Investment Advisors.............................. 13
        Services of the Advisors......................... 14
        Reinvestment and Redemption...................... 14
        Substitution of Investments...................... 14
        The Guaranteed Interest Account.................. 15

    PREMIUMS............................................. 15
        Minimum Premiums................................. 15
        Allocation of Issue Premium...................... 15
        Free Look Period................................. 15
        Account Value.................................... 16
            Transfer of Policy Value..................... 16
            Systematic Transfers for Dollar Cost
             Averaging................................... 16
        Automatic Asset Rebalancing...................... 16
        Determination of Subaccount Values............... 17
        Death Benefit Under the Policy................... 17
            Minimum Face Amount.......................... 17
            Death Benefit Options........................ 17
        Changes in Face Amount of Insurance.............. 18
            Requests for Increase in Face Amount......... 18
        Decreases in Face Amount and Partial
         Surrender: Effect on Death Benefit.............. 18
            Requests for Decrease in Face Amount......... 18
        Surrenders....................................... 18
            General...................................... 18
            Full Surrenders.............................. 18
            Partial Surrenders........................... 18
        Policy Loans..................................... 19
            Source of Loan............................... 19
            Interest..................................... 19
            Interest Credited on Loaned Value............ 19
            Repayment.................................... 19
            Effect of Loan............................... 19

        Lapse............................................ 19
        Additional Insurance Option...................... 19
        Additional Rider Benefits........................ 19

PART II--ADDITIONAL POLICY PROVISIONS.................... 21
        Postponement of Payments......................... 21
        Payment by Check................................. 21
        The Contract..................................... 21
        Suicide.......................................... 21
        Incontestability................................. 21
        Change of Owner or Beneficiary................... 21
        Assignment....................................... 21
        Misstatement of Age or Sex....................... 21
        Surplus.......................................... 21
    PAYMENT OF PROCEEDS.................................. 21
        Surrender and Death Benefit Proceeds............. 21
        Payment Options.................................. 22
            Option 1--Lump Sum........................... 22
            Option 2--Left to Earn Interest.............. 22
            Option 3--Payment for a Specific Period...... 22
            Option 4--Life Annuity with Specified
             Period Certain.............................. 22
            Option 5--Life Annuity....................... 22
            Option 6--Payments of a Specified
             Amount...................................... 22
            Option 7--Joint Survivorship Annuity with
             10-Year Period Certain...................... 22
PART III--OTHER IMPORTANT INFORMATION.................... 23
    FEDERAL INCOME TAX CONSIDERATIONS.................... 23
        Introduction..................................... 23
        PLAC's Income Tax Status......................... 23
        Policy Benefits.................................. 23
            Death Benefit Proceeds....................... 23
            Full Surrender............................... 23
            Partial Surrender............................ 23
            Loans........................................ 23
        Business-Owned Policies.......................... 24
        Modified Endowment Contracts..................... 24
            Reduction in Benefits During the First 7
             Years....................................... 24
            Distributions Affected....................... 24
            Penalty Tax.................................. 24
            Material Change Rules........................ 24
            Serial Purchase of Modified Endowment
             Contracts................................... 25
        Limitations on Unreasonable Mortality and
         Expense Charges................................. 25
        Diversification Standards........................ 25
        Change of Ownership or Insured or
         Assignment...................................... 25

        Other Taxes...................................... 25
    VOTING RIGHTS ....................................... 25
    THE DIRECTORS AND EXECUTIVE OFFICERS
     OF PLAC............................................. 26
    SAFEKEEPING OF THE ACCOUNT'S ASSETS ................. 26
    SALES OF POLICIES ................................... 26
    STATE REGULATION .................................... 27
    REPORTS ............................................. 27
    LEGAL PROCEEDINGS ................................... 27
    LEGAL MATTERS ....................................... 27
    REGISTRATION STATEMENT .............................. 27
    FINANCIAL STATEMENTS ................................ 27
    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
     LIFE ACCOUNT FINANCIAL STATEMENTS,
     DECEMBER 31, 2000................................. SA-1


    PHOENIX LIFE AND ANNUITY COMPANY
     FINANCIAL STATEMENTS,
     DECEMBER 31, 2000.................................. F-1
    PHOENIX LIFE AND ANNUITY COMPANY
     UNAUDITED INTERIUM STATUTORY FINANCIAL
     STATEMENTS, JUNE 30, 2001..........................F-18


    APPENDIX A--PERFORMANCE HISTORY......................A-1

    APPENDIX B--GLOSSARY OF SPECIAL TERMS................B-1



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO BROKER-DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                        PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as PLAC, we, us or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Special Terms--Appendix B:

    ACCOUNT                       PLANNED ANNUAL PREMIUM
    ATTAINED AGE                  POLICY ANNIVERSARY
    BENEFICIARY                   POLICY DATE
    DEBT                          POLICY VALUE
    FUNDS                         POLICY YEAR
    GENERAL ACCOUNT               SERIES
    ISSUE PREMIUM                 SUBACCOUNTS
    MONTHLY CALCULATION DAY       TARGET PREMIUM
    NET ASSET VALUE               VALUATION DATE
    PAYMENT DATE                  VALUATION PERIOD

    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.

AVAILABILITY
    The policy is available on a "case" basis. We may consider one person as a case. Policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through his or her employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies, the age of the insured at the time of issue generally must be between ages 18 through 85 as of his or her birthday nearest the policy anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the insured at the time of issue is age 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You may purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

UNDERWRITING
    Currently, we offer 3 types of underwriting:

[diamond] fully underwritten;

[diamond] simplified issue underwriting; and

[diamond] guaranteed issue underwriting.

    Your cost of insurance charges will vary based on the type of underwriting we use.

CHARGES UNDER THE POLICY
    We deduct certain charges from your policy to compensate us for:

    1.  our expenses in selling the policy;

    2.  underwriting and issuing the policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your policy; and

    5.  assuming certain risks in connection with the policy.

    These charges are summarized in the following chart.

                            CHARGES UNDER THE POLICY

-------------------------------------------------------------------------------------------------------------------------------
                     CHARGES                                     CURRENT RATE                      GUARANTEED RATE
-------------------------------------------------------------------------------------------------------------------------------
                        SALES CHARGE              Policy  years 1 - 7: 7.0% of  premiums  Policy years 1 - 7: 9.0% of premiums.
                                                  up to  the  target  premium  and 0% on  Policy year 8+: 3.0% of all premiums.
                                                  amounts   in  excess  of  the   target
                                                  premium.
                                                  Policy year 8+: 0% of all premiums.

DEDUCTIONS FROM        ------------------------- --------------------------------------- ---------------------------------------
PREMIUMS

                        STATE PREMIUM             0.75% to 4.0% of each premium           This charge will always equal the
                        TAX                       depending on your state's               applicable state rate.
                                                  applicable rate.

----------------------- ------------------------- --------------------------------------- ---------------------------------------

                        DEFERRED ACQUISITION      1.5% of each premium.                   1.5% of each premium
                        COST TAX CHARGE
                        (DAC TAX)

----------------------- ------------------------- --------------------------------------- ---------------------------------------

                        ADMINISTRATIVE CHARGE     $5 per month ($60 annually)             $10 per month ($120 annually)

POLICY VALUE CHARGES


                        ------------------------ --------------------------------------- ---------------------------------------

                        COST OF INSURANCE CHARGE  A per thousand rate multiplied by the   The maximum monthly cost of
                                                  amount at risk  each month. This        insurance charge for each $1,000 of
                                                  charge varies by the Insured's issue    insurance is shown on your policy's
                                                  age, policy duration, gender and        schedule pages.
                                                  underwriting class.

                        ------------------------- --------------------------------------- ---------------------------------------

                        MORTALITY AND EXPENSE     0.50% annually in policy years 1-10     0.90% annually in all policy years
                        RISK CHARGE               0.25% annually in policy years 11+

                        ------------------------- --------------------------------------- ---------------------------------------

                        FUND CHARGES              See Fund Charge Table                   See Fund Charge Table

----------------------- ------------------------- --------------------------------------- ---------------------------------------

                        PARTIAL SURRENDER         None                                    2.0% of the amount withdrawn, but
                        FEE                                                               not greater than $25.

OTHER CHARGES

                        ------------------------- --------------------------------------- ---------------------------------------

                        TRANSFERS BETWEEN         None                                    $10 per transfer after the first 2
                        SUBACCOUNTS                                                       transfers in any given policy year.

                        ------------------------- --------------------------------------- ---------------------------------------


                        LOAN INTEREST RATE        The rates in effect before the 16th     The guaranteed rates before the
                        CHARGED                   policy year and before the insured      insured reaches 65:
                                                  reaches age 65 are:                          Policy year 1 - 10:      4.75%
                                                      Policy year 1 - 10:      2.75%           Policy year 11 - 15:     4.50%
                                                      Policy year 11 - 15:     2.50%           Policy year 16+:         4.25%
                                                      Policy year 16+:         2.25%

---------------------------------------------------------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the subaccounts or the Guaranteed Interest Account, we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE
    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies.

STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE
    This tax is associated with our federal income tax liability under Internal Revenue Code Section 848.

POLICY VALUE CHARGES
    On each monthly calculation day, we deduct the following charges from your policy value:

    1.  administrative charge

    2.  cost of insurance charge

    3.  mortality and expense risk fee

    4.  a charge for the cost of riders if applicable

    The amount deducted is allocated among the subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially select this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. This charge is based on:

[diamond] insured's gender;

[diamond] insured's age at issue;

[diamond] policy year in which we make the deduction;

[diamond] insured's tobacco use classification;

[diamond] rating class of the policy; and

[diamond] underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK CHARGE
    We charge the subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Account.

FUND CHARGES
    Please refer to the following chart for a listing of fund charges.

                               SUMMARY OF EXPENSES


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                      SERIES                        INVESTMENT RULE      OTHER         TOTAL ANNUAL       OTHER      TOTAL ANNUAL
                                                    MANAGEMENT 12B-1    OPERATING      FUND EXPENSES    OPERATING    FUND EXPENSES
                                                        FEE    FEES  EXPENSES BEFORE  BEFORE EXPENSES EXPENSES AFTER    AFTER
                                                                     REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT REIMBURSEMENT(7)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                     0.75%    N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5, 10)                      1.00%    N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (4, 8)                      0.85%    N/A        0.72%           1.57%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (4, 8)       0.85%    N/A        0.33%           1.18%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 10)                        0.35%    N/A        1.25%           1.60%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 8, 10)        0.35%    N/A        1.63%           1.98%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 10)   0.75%    N/A        0.57%           1.32%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 10)                0.62%    N/A        0.06%           0.68%          0.06%           0.68%
Phoenix-Engemann Nifty Fifty (2, 10)                   0.90%    N/A        1.31%           2.21%          0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth (4, 8, 10)     0.90%    N/A        3.03%           3.93%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (5)             0.60%    N/A        1.92%           2.52%          0.15%           0.75%
Phoenix-Goodwin Money Market (2, 10)                   0.40%    N/A        0.18%           0.58%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 10)      0.50%    N/A        0.19%           0.69%          0.15%           0.65%
Phoenix-Hollister Value Equity (2, 10)                 0.70%    N/A        0.63%           1.33%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 10)    0.45%    N/A        0.24%           0.69%          0.10%           0.55%
Phoenix-Janus Core Equity (2, 10)                      0.85%    N/A        1.69%           2.54%          0.15%           1.00%
Phoenix-Janus Flexible Income (3, 10)                  0.80%    N/A        1.67%           2.47%          0.20%           1.00%
Phoenix-Janus Growth (2, 10)                           0.85%    N/A        0.39%           1.24%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (4, 8)              0.75%    N/A        0.60%           1.35%          0.20%           0.95%
Phoenix-MFS Investors Trust (4, 8)                     0.75%    N/A        0.79%           1.54%          0.20%           0.95%
Phoenix-MFS Value (4, 8)                               0.75%    N/A        0.45%           1.20%          0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity (2, 9, 10)         0.85%    N/A        2.65%           3.50%          0.15%           1.00%
Phoenix-Oakhurst Balanced (2, 10)                      0.55%    N/A        0.15%           0.70%          0.15%           0.70%
Phoenix-Oakhurst Growth & Income (2, 10)               0.70%    N/A        0.24%           0.94%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 10)          0.58%    N/A        0.12%           0.70%          0.12%           0.70%
Phoenix-Sanford Bernstein Global Value (2, 8, 10)      0.90%    N/A        2.29%           3.19%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 10)        1.05%    N/A        1.34%           2.39%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 8, 10)   1.05%    N/A        1.92%           2.97%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 10)                  0.80%    N/A        0.39%           1.19%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 10)                 0.75%    N/A        0.17%           0.92%          0.17%           0.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(3) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(4) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(5) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(6) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.

(7) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.

(8) Other expenses are based on estimated amounts for the current fiscal year.

(9) Expense information for this series has been restated to reflect current fees.

(10) It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.

                               SUMMARY OF EXPENSES



FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                      SERIES                        INVESTMENT RULE      OTHER         TOTAL ANNUAL       OTHER      TOTAL ANNUAL
                                                    MANAGEMENT 12B-1    OPERATING      FUND EXPENSES    OPERATING    FUND EXPENSES
                                                        FEE    FEES  EXPENSES BEFORE  BEFORE EXPENSES EXPENSES AFTER    AFTER
                                                                     REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Series I Shares

AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.21%           0.82%          0.21%           0.82%
AIM V.I. Value Fund                                  0.61%      N/A        0.23%           0.84%          0.23%           0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9)        0.85%      N/A        0.05%           0.90%          0.05%           0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund               0.45%      N/A         0.47%           0.92%          0.20%          0.65%
Deutsche VIT Equity 500 Index Fund                   0.20%      N/A         0.11%           0.31%          0.10%          0.30%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A         0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                   0.60%      N/A         0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.57%     0.10%        0.09%           0.76%          0.09%          0.76%(7)
VIP Growth Opportunities Portfolio                   0.58%     0.10%        0.11%           0.79%          0.11%          0.79%(7)
VIP Growth Portfolio                                 0.57%     0.10%        0.09%           0.76%          0.09%          0.76%(7)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund                        0.60%     0.25%       0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.31%           1.81%          0.31%          1.81%
Templeton Growth Securities Fund                     0.81%     0.25%       0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund              0.67%     0.25%       0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 0.80%(8)   N/A        0.53%           1.33%          0.53%          1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty (1)                                    0.95%      N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap (4)                            0.95%      N/A        0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .40%.
(2) This series pays a portion or all of its expenses other than the management fee up to .45%.
(3) This series pays a portion or all of its expenses other than the management fee up to .60%.
(4) This series pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7) Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(8) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to 0.59%.
(9) Included in "Other Expenses" is 0.01% of interest expense.

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

REDUCTION IN CHARGES
    The policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased, and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

    Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX LIFE AND ANNUITY COMPANY AND
THE ACCOUNT
--------------------------------------------------------------------------------
PLAC


    We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Formerly, PLAC was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April 1997.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.


THE ACCOUNT
    The Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the Account or PLAC by the SEC.

    The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the Account or any of its subaccounts. Contributions to the overall policy value allocated to the Account depend on the chosen fund's investment performance. Thus, you bear the full investment risk for your investments in the Account.

    The Account is part of the general business of PLAC, but the gains or losses of the Account belong solely to the Account. The gains or losses of any other business we may conduct do not affect the Account. Under Connecticut law, the assets of the Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, obligations arising under the policy are general corporate obligations of PLAC.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See "Appendix A--Performance History" for more information.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    Each fund's prospectus contains important additional information, which you should read carefully before investing. Contact Andesa TPA, Inc. at the address and telephone number on page 1 to obtain copies of the fund prospectuses.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:
------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
    Phoenix-Aberdeen International
    Phoenix-Engemann Capital Growth
    Phoenix-Engemann Nifty Fifty
    Phoenix-Engemann Small & Mid-Cap Growth
    Phoenix-Goodwin Money Market
    Phoenix-Goodwin Multi-Sector Fixed Income
    Phoenix-Hollister Value Equity
    Phoenix-Oakhurst Balanced
    Phoenix-Oakhurst Growth and Income
    Phoenix-Oakhurst Strategic Allocation
    Phoenix-Seneca Mid-Cap Growth
    Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
o        Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
o        Phoenix-Engemann Capital Growth
o        Phoenix-Engemann Nifty Fifty
o        Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
o        Phoenix-Seneca Mid-Cap Growth
o        Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
    Phoenix-AIM Mid-Cap Equity
    Phoenix-Alliance/Bernstein Growth + Value
    Phoenix-Deutsche Dow 30
    Phoenix-Deutsche Nasdaq-100 Index(R)
    Phoenix-Federated U.S. Government Bond
    Phoenix-J.P. Morgan Research Enhanced Index
    Phoenix-Janus Core Equity
    Phoenix-Janus Flexible Income
    Phoenix-Janus Growth
    Phoenix-MFS Investors Growth Stock
    Phoenix-MFS Investors Trust
    Phoenix-MFS Value
    Phoenix-Morgan Stanley Focus Equity
    Phoenix-Sanford Bernstein Global Value
    Phoenix-Sanford Bernstein Mid-Cap Value
    Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o        Phoenix-AIM Mid-Cap Equity
Alliance Capital Management, L.P. ("Alliance")
o        Phoenix-Alliance/Bernstein Growth + Value
o        Phoenix-Sanford Bernstein Global Value
o        Phoenix-Sanford Bernstein Mid-Cap Value
o        Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Deutsche Asset Management ("Deutsche")
o        Phoenix-Deutsche Dow 30
o        Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
o        Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o        Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")
o        Phoenix-Janus Core Equity
o        Phoenix-Janus Flexible Income
o        Phoenix-Janus Growth
------------------------------------------------------------------

------------------------------------------------------------------
MFS Investment Management ("MFS")
o        Phoenix-MFS Investors Growth Stock
o        Phoenix-MFS Investors Trust
o        Phoenix-MFS Value
Morgan Stanley Asset Management ("Morgan Stanley")
o        Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
    Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
    Phoenix-Aberdeen New Asia
------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries, and Seneca is a partially-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o        AIM V.I. Capital Appreciation Fund
o        AIM V.I. Value Fund
Fred Alger Management, Inc.
o        Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o        Deutsche VIT EAFE(R)  Equity Index Fund
o        Deutsche VIT Equity 500 Index Fund
Federated Investment Management Company
o        Federated Fund for U.S. Government Securities II
o        Federated High Income Bond Fund II
Fidelity Management and Research Company
o        VIP Contrafund(R) Portfolio
o        VIP Growth Opportunities Portfolio
o        VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o        Mutual Shares Securities Fund
Morgan Stanley Asset Management
o        Technology Portfolio
Templeton Asset Management, Ltd.
o        Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o        Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o        Templeton Asset Strategy Fund
o        Templeton International Securities Fund
Wanger Asset Management, L.P.
o        Wanger Foreign Forty
o        Wanger International Small Cap
o        Wanger Twenty
o        Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the funds' prospectuses.


REINVESTMENT AND REDEMPTION
    All dividend distributions of each fund are automatically reinvested in shares of the fund at net asset value on the date of distribution. Likewise, all capital gains distributions of the fund, if any, are reinvested at the net asset value on the record date. We redeem fund shares at net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional subaccounts, each of which will invest in shares of a designated portfolio of a fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of a fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios becomes inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the subaccount in which the substitution is to occur to another subaccount.


THE GUARANTEED INTEREST ACCOUNT
    In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account ("GIA"). Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PREMIUMS


--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The minimum premium on a case basis is $100,000 annually for the first 5 policy years.

    The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. After that, premiums may be paid at any time while the policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:

    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012

    The number of units credited to a subaccount will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the policy as life insurance. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will allocate the issue premium less applicable charges to the Account and/or to the Guaranteed Interest Account upon receipt of a completed application according to the allocation instructions in the application.

FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states);
[diamond] within 10 days after we mail or deliver a written notice telling you about your Free Look Period; or
[diamond] within 45 days after completing the application, whichever occurs latest.

    We treat a returned policy as if we never issued it and will return the sum of the following as of the date we receive the returned policy:

    (1) the then current policy value less any unpaid loans and loan interest; plus

    (2) any monthly deductions, partial surrender fees and other charges made under the policy.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund the same amount to you as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa TPA, Inc.

    Although there currently is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year.

    You may make only one transfer per policy year from the unloaned portion of the Guaranteed Interest Account unless:

    (1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or

    (2) we agree to make an exception to this rule.

    Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of the remaining value

[diamond] Year Three:     50% of the remaining value

[diamond] Year Four:      100% of the remaining value

    Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts you may invest in at any one time or over the life of the policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between subaccounts can deteriorate fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are

[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually, or

[diamond] $300 annually.

    You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount"). If the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("receiving subaccounts").

    Under the Dollar Cost Averaging Program, policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under this program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day. There is no cost associated with participating in this program.

AUTOMATIC ASSET REBALANCING
    Automated asset rebalancing permits you to maintain a specified whole number percentage of your account value in any combination of subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset rebalancing program ("asset rebalancing"). Then, we will make transfers at least quarterly to and from the subaccounts and the Guaranteed Interest Account to readjust your account value to your specified percentage. Asset rebalancing allows you to maintain a specific fund allocation. Quarterly rebalancing is based on your policy year. We will rebalance your account value only on a monthly calculation day.

    The effective date of the first asset rebalancing will be the first monthly calculation day after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the Free Look Period, your first rebalancing will occur at the end of the Free Look Period. There is no cost associated with participating in this program.

    You may not participate in both the Dollar Cost Averaging Program and asset rebalancing at the same time.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

    The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
       (C)

(A)=The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B)=The amount of any dividend (or, any capital gain distribution, if applicable) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C)=The value of the assets in the subaccount as of the just-prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D)=The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT
    To qualify as life insurance under current federal tax laws, the policy has a minimum face amount of insurance. The minimum face amount is determined using 1 of 2 allowable definitions of life insurance:

    (1) the Cash Value Accumulation Test or
    (2) the Guideline Premium Test.

    You chose which test to use on the application prior to the issuance of your policy. You cannot change the way we determine your minimum face amount after your policy is issued.

    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you select a face amount of insurance coverage and the death benefit option. We offer 3 death benefit options:

[diamond] Option 1--The death benefit is the greater of:

          (a) the policy's face amount on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 2--The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the policy value on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 3--The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals, or

          (b) the policy's face amount on the date of death, or

          (c) the minimum face amount in effect on the date of death.

    If the insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death with the following adjustments:

    o add back in any charges taken against the account value for the period beyond the date of death;
    o  deduct any policy debt outstanding on the date of death; and
    o deduct any charges accrued against the account value unpaid as of the date of death.

    You may change from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under Option 2, the death benefit amount may increase or decrease with the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Material Change Rules."

DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

    A partial surrender or a decrease in face amount generally decreases the death benefit. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

SURRENDERS

GENERAL
    At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending a written request to Andesa TPA, Inc. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

[diamond] policy value; less

[diamond] any outstanding debt.

    There is no surrender charge.

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option (see "Payment of Proceeds--Payment Options").

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options. (See "Payment of Proceeds--Payment Options.")

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

    Upon a partial surrender, the policy value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

    The cash surrender value will be reduced by the partial surrender amount paid. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

    Upon partial or full surrender, we will generally pay the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed (see "Additional Policy Provisions--Postponement of Payments"). For the federal income tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

[diamond] 90% of your policy value at the time the loan is taken; less

[diamond] any outstanding policy debt before the loan is taken; less

[diamond] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    The loan interest rate in effect following the policy anniversary nearest the insured's 65th birthday is 2.25%. The rates in effect before the insured reaches age 65 are:

[diamond] Policy years 1-10:                2.75%

[diamond] Policy years 11-15:               2.50%

[diamond] Policy years 16 and thereafter:   2.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the subaccounts and the Guaranteed Interest Account in proportion to the nonloaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2%.

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force. If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    In the future, PLAC may not allow policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value equal to the loan is held in the Guaranteed Interest Account. The subaccount's investment performance does not affect this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.

LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day, the policy value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.

    During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule.

    In determining the amount to be applied to the subaccounts and the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTION
    While the policy is in force and the insured is insurable, the policyowner will have the option to purchase additional insurance on the same insured with the same guaranteed rates as the policy. We will require evidence of insurability and charges will be adjusted for the insured's new attained age and any change in risk classification.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits are chosen.

    The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] Flexible Term Insurance Rider. This rider provides annually renewable term insurance coverage to age 100 on the insured under the base policy. The initial rider death benefit cannot exceed 10 times the initial base policy. There is no charge for this rider.

[diamond] Exchange of Insured Rider. This rider allows the policyowner to exchange the insured on a given contract. Future charges against the policy will be based on the life of the substitute insured. There is no charge for this rider.

          The incontestability and suicide exclusion periods, as they apply to the substitute insured, run from the date of the exchange. Any assignments will continue to apply.

          The exchange is subject to the following adjustments:

          1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

          2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

          3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

             The Internal Revenue Service has ruled that an exchange of insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the policy upon an exchange of the insured.

                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists per the SEC, as a result of which
          o disposal of securities is not reasonably practicable or
          o it is not reasonably practicable to determine the value of the Account's net assets.

    Transfers may also be postponed under these circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PLAC can agree to change or waive any provisions of the policy.

SUICIDE
    If the insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We cannot contest this policy or any attached rider after it has been in force during the insured's lifetime for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or as subsequently changed, will receive the policy benefits at the insured's death. If the named beneficiary dies before the insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    This policy is nonparticipating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated (e.g., to ensure payment of the proper amount to the proper payee). Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future. The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

OPTION 1--LUMP SUM
    Payment is paid in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
    A payment of interest is paid during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

                      PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
    The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, an income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

    The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PLAC'S INCOME TAX STATUS
    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.

    Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge is made for our federal income taxes which may be attributable to the Account.

    We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a modified endowment contract, should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

    If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

    We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to income tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

     This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

    A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), each Series of a Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series of a Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities. For purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

    We recommend that any person contemplating such actions seek the advice of an income tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary.

    We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote each funds' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

    Fund shares held in a subaccount for which no timely instructions are received, and Fund shares which are not otherwise attributable to policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, PLAC itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.

THE DIRECTORS AND
EXECUTIVE OFFICERS OF PLAC
--------------------------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:

NAME AND TITLE                PRINCIPAL OCCUPATION

Robert W. Fiondella,          Chairman of the Board
Director, Chairman of
the Board and President

Philip R. McLoughlin,         Executive Vice President and
Director, Executive           Chief Investment Officer
Vice President and CIO

David W. Searfoss,            Executive Vice President and
Director and Executive        Chief Financial Officer
Vice President and CFO

Dona D. Young,                President
Director and Executive
Vice President

Joseph E. Kelleher,           Senior Vice President
Director and Senior
Vice President

Robert G. Lautensack,         Senior Vice President
Director and Senior
Vice President

Simon Y. Tan,                  Executive Vice President
Director and Senior
Vice President

Carl T. Chadburn,             Executive Vice President
Director


    The above positions reflect the last held position in our parent company, Phoenix Life Insurance Company, during the last 5 years.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the Account. They are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Policies may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PLAC will pay a maximum total sales commission of 40% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is

0.90% of the policy value. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel of Phoenix Life and Annuity Company, has passed upon the organization of PLAC, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the Account, PLAC and the policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of the Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 appear in the pages that follow. The consolidated financial statements of Phoenix included herein should be considered only as bearing upon the ability of Phoenix to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period. The Unaudited Interim Statutory Financial Statements of Phoenix Life and Annuity Company as of June 30, 2001 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

PLAC B
--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                    Phoenix
                                   Corporate
                                    Edge


                                    Phoenix Life and Annuity
                                    Variable Universal Life Account
                                    December 31, 2000



                           [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                               Engemann           Seneca          Hollister                            Seneca
                                                 Nifty            Mid-Cap          Value            Aberdeen         Strategic
                                                 Fifty            Growth           Equity           New Asia           Theme
                                               Subaccount        Subaccount       Subaccount       Subaccount        Subaccount
Assets
      Investments at cost                    $      14,176     $      30,095     $     30,519     $     14,490     $     102,806
                                             =============     =============     ============     ============     =============
      Investments at market                  $      12,976     $      27,706     $     31,613     $     14,510     $      71,671
                                             -------------     -------------     ------------     ------------     -------------
        Total assets                                12,976            27,706           31,613           14,510            71,671
                                             -------------     -------------     ------------     ------------     -------------
Liabilities
      Accrued expenses to related party               --                --               --               --                --
                                             -------------     -------------     ------------     ------------     -------------
Net assets                                   $      12,976     $      27,706     $     31,613     $     14,510     $      71,671
                                             =============     =============     ============     ============     =============
Accumulation units outstanding                       5,287            10,618            9,609            4,913            32,803
                                             =============     =============     ============     ============     =============
Unit value                                        2.454239          2.609441          3.289992         2.953227         2.184905
                                             =============     =============     ============     ============     =============
                                                                 J.P. Morgan
                                               Goodwin            Research          Wanger           Wanger
                                                Money             Enhanced      International       Foreign        EAFE Equity
                                                Market             Index          Small-Cap          Forty            Index
                                              Subaccount         Subaccount       Subaccount       Subaccount       Subaccount
Assets
      Investments at cost                    $     281,676     $      57,415     $     14,176     $     14,176     $      28,826
                                             =============     =============     ============     ============     =============
      Investments at market                  $     281,676     $      55,856     $     12,616     $     13,729     $      28,387
                                             -------------     -------------     ------------     ------------     -------------
        Total assets                               281,676            55,856           12,616           13,729            28,387
                                             -------------     -------------     ------------     ------------     -------------
Liabilities
      Accrued expenses to related party               --                --               --               --                --
                                             -------------     -------------     ------------     ------------     -------------
Net assets                                   $     281,676     $      55,856     $     12,616     $     13,729     $      28,387
                                             =============     =============     ============     ============     =============
Accumulation units outstanding                      91,762            20,256            5,161            5,026             9,868
                                             =============     =============     ============     ============     =============
Unit value                                        3.068654          2.756944         2.444780         2.731442          2.876821
                                             =============     =============     ============     ============     =============
                                                                                    Morgan                             Alger
                                                Janus                              Stanley           Janus            American
                                                Equity             Janus          Technology        Flexible         Leveraged
                                                Income            Growth          Portfolio          Income           All-Cap
                                               Subaccount        Subaccount       Subaccount       Subaccount        Subaccount
Assets
      Investments at cost                    $      94,808     $     122,850     $     28,353     $     97,257     $      28,353
                                             =============     =============     ============     ============     =============
      Investments at market                  $      88,455     $     105,902     $     22,268     $     97,158     $      25,270
                                             -------------     -------------     ------------     ------------     -------------
        Total assets                                88,455           105,902           22,268           97,158            25,270
                                             -------------     -------------     ------------     ------------     -------------
Liabilities
      Accrued expenses to related party               --                --               --               --                --
                                             -------------     -------------     ------------     ------------     -------------
Net assets                                   $      88,455     $     105,902     $     22,268     $     97,158     $      25,270
                                             =============     =============     ============     ============     =============
Accumulation units outstanding                      32,095            43,528           11,103           31,385            10,614
                                             =============     =============     ============     ============     =============
Unit value                                        2.756077          2.432977         2.005667         3.095644          2.380862
                                             =============     =============     ============     ============     =============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                       Engemann          Seneca Mid-Cap          Hollister
                                                                     Nifty Fifty             Growth             Value Equity
                                                                    Subaccount(1)        Subaccount(2)         Subaccount(2)
Investment income
      Distributions                                                $          --        $          --         $           135
Expenses
      Mortality, expense risk and administrative charges                      --                   --                    --
                                                                   ---------------      ---------------       ---------------
Net investment income (loss)                                                  --                   --                     135
                                                                   ---------------      ---------------       ---------------
Net realized gain (loss) from share transactions                               (37)                (110)                  (19)
Net realized gain distribution from Fund                                      --                  1,743                 2,031
Net unrealized appreciation (depreciation) on investment                    (1,200)              (2,389)                1,094
                                                                   ---------------      ---------------       ---------------
Net gain (loss) on investments                                              (1,237)                (756)                3,106
Net increase (decrease) in net assets resulting from operations    $        (1,237)     $          (756)      $         3,241
                                                                   ===============      ===============       ===============

                                                                     Aberdeen New Asia                 Seneca Strategic
                                                                       Subaccount(2)                 Theme Subaccount(3)
Investment income
      Distributions                                                  $             314              $               --
Expenses
      Mortality, expense risk and administrative charges                          --                                --
                                                                     -----------------              --------------------
Net investment income (loss)                                                       314                              --
                                                                     -----------------              --------------------
Net realized gain (loss) from share transactions                                   (10)                             (160)
Net realized gain distribution from Fund                                          --                               9,695
Net unrealized appreciation (depreciation) on investment                            20                           (31,135)
                                                                     -----------------              --------------------
Net gain (loss) on investments                                                      10                           (21,600)
Net increase (decrease) in net assets resulting from operations      $             324              $            (21,600)
                                                                     =================              ====================

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                              J.P. Morgan
                                                                         Goodwin Money                    Research Enhanced
                                                                      Market Subaccount(4)               Index Subaccount(2)
Investment income                                                     $              8,199              $                222
Expenses
      Mortality, expense risk and administrative charges                              --                                --
                                                                      --------------------              --------------------
Net investment income (loss)                                                         8,199                               222
                                                                      --------------------              --------------------
Net realized gain (loss) from share transactions                                      --                                 (61)
Net realized gain distribution from Fund                                              --                                 487
Net unrealized appreciation (depreciation) on investment                              --                              (1,569)
                                                                      --------------------              --------------------
Net gain (loss) on investments                                                        --                              (1,133)
Net increase (decrease) in net assets resulting from operations       $              8,199              $               (911)

                                                                      ====================              ====================

                                                                      Wanger International                      Wanger
                                                                           Small Cap                        Foreign Forty
                                                                          Subaccount(2)                     Subaccount(2)
Investment income
      Distributions                                                   $               --                $               --
Expenses
      Mortality, expense risk and administrative charges                              --                                --
                                                                      --------------------              --------------------
Net investment income (loss)                                                          --                                --
                                                                      --------------------              --------------------
Net realized gain (loss) from share transactions                                        (6)                               (6)
Net realized gain distribution from Fund                                              --                                --
Net unrealized appreciation (depreciation) on investment                            (1,560)                             (447)
                                                                      --------------------              --------------------
Net gain (loss) on investments                                                      (1,566)                             (453)
Net increase (decrease) in net assets resulting from operations       $             (1,566)             $               (453)
                                                                      ====================              ====================

(1) From inception    October 2, 2000       to December 31, 2000
(2) From inception    October 3, 2000       to December 31, 2000
(3) From inception    September 14, 2000    to December 31, 2000
(4) From inception    August 21, 2000       to December 31, 2000

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                          EAFE                 Janus
                                                                         Equity               Equity                 Janus
                                                                          Index               Income                 Growth
                                                                      Subaccount(2)        Subaccount(3)          Subaccount(3)
Investment income
      Distributions                                                $           --        $            437      $             103
Expenses
      Mortality, expense risk and administrative charges                       --                    --                     --
                                                                   ----------------      ----------------      -----------------
Net investment income (loss)                                                   --                     437                    103
                                                                   ----------------      ----------------      -----------------
Net realized gain (loss) from share transactions                                 10                   (74)                   (46)
Net realized gain distribution from Fund                                        473                  --                     --
Net unrealized appreciation (depreciation) on investment                       (439)               (6,353)               (16,948)
                                                                   ----------------      ----------------      -----------------
Net gain (loss) on investments                                                   44                (6,427)               (16,994)
Net increase (decrease) in net assets resulting from operations    $             44      $         (5,990)     $         (16,891)
                                                                   ================      ================      =================

                                                                         Morgan                                    Alger
                                                                         Stanley             Janus                American
                                                                       Technology           Flexible              Leveraged
                                                                        Portfolio            Income                All-Cap
                                                                      Subaccount(2)        Subaccount(3)         Subaccount(2)
Investment income
      Distributions                                                $           --        $          3,096      $            --
Expenses
      Mortality, expense risk and administrative charges                       --                    --                     --
                                                                   ----------------      ----------------      -----------------
Net investment income (loss)                                                   --                   3,096                   --
                                                                   ----------------      ----------------      -----------------
Net realized gain (loss) from share transactions                               (132)                   10                   (100)
Net realized gain distribution from Fund                                       --                    --                     --
Net unrealized appreciation (depreciation) on investment                     (6,085)                  (99)                (3,083)
                                                                   ----------------      ----------------      -----------------
Net gain (loss) on investments                                               (6,217)                  (89)                (3,183)
Net increase (decrease) in net assets resulting from operations    $         (6,217)     $          3,007      $          (3,183)
                                                                   ================      ================      =================

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                Engemann                Seneca Mid-Cap
                                                               Nifty Fifty                 Growth                  Hollister Value
                                                              Subaccount(1)              Subaccount(2)          Equity Subaccount(2)
From operations
      Net investment income (loss)                          $            --           $             --           $              135
      Net realized gain (loss)                                            (37)                     1,633                      2,012
      Net unrealized appreciation (depreciation)                       (1,200)                    (2,389)                     1,094
                                                            -----------------         ------------------         ------------------
      Net increase (decrease) resulting from operations                (1,237)                      (756)                     3,241
                                                            -----------------         ------------------         ------------------
From accumulation unit transactions
      Participant deposits                                                 37                        109                         19
      Participant transfers                                            14,176                     28,353                     28,353
      Participant withdrawals                                            --                         --                         --
                                                            -----------------         ------------------         ------------------
      Net increase (decrease) in net assets resulting
          from participant transactions                                14,213                     28,462                     28,372
                                                            -----------------         ------------------         ------------------
      Net increase (decrease) in net assets                            12,976                     27,706                     31,613
Net assets

      Beginning of period                                                --                         --                         --
                                                            -----------------         ------------------         ------------------
      End of period                                         $          12,976         $           27,706         $           31,613
                                                            =================         ==================         ==================

                                                                                            Seneca                   Goodwin
                                                                 Aberdeen                  Strategic                  Money
                                                                 New Asia                   Theme                     Market
                                                               Subaccount(2)             Subaccount(3)              Subaccount(4)
From operations
      Net investment income (loss)                          $             314         $             --           $            8,199
      Net realized gain (loss)                                            (10)                     9,535                       --
      Net unrealized appreciation (depreciation)                           20                    (31,135)                      --
                                                            -----------------         ------------------         ------------------
      Net increase (decrease) resulting from operations                   324                    (21,600)                     8,199
                                                            -----------------         ------------------         ------------------
From accumulation unit transactions
      Participant deposits                                                 10                    101,394                    563,150
      Participant transfers                                            14,176                       --                     (284,368)
      Participant withdrawals                                            --                       (8,123)                    (5,305)
                                                            -----------------         ------------------         ------------------
      Net increase (decrease) in net assets resulting
          from participant transactions                                14,186                     93,271                    273,477
                                                            -----------------         ------------------         ------------------
      Net increase (decrease) in net assets                            14,510                     71,671                    281,676
Net assets
      Beginning of period                                                --                         --                         --
                                                            -----------------         ------------------         ------------------
      End of period                                         $          14,510         $           71,671         $          281,676
                                                            =================         ==================         ==================

                                                             J.P. Morgan
                                                              Research                    Wanger
                                                              Enhanced                 International
                                                                Index                    Small Cap
                                                            Subaccount(2)              Subaccount(2)
From operations
      Net investment income (loss)                          $        222               $        --
      Net realized gain (loss)                                       426                          (6)
      Net unrealized appreciation (depreciation)                  (1,559)                     (1,560)
                                                            ------------               -------------
      Net increase (decrease) resulting from operations             (911)                     (1,566)
                                                            ------------               -------------
From accumulation unit transactions
      Participant deposits                                            61                           6
      Participant transfers                                       56,706                      14,176
      Participant withdrawals                                       --                          --
                                                            ------------               -------------
      Net increase (decrease) in net assets resulting
          from participant transactions                           56,767                      14,182
                                                            ------------               -------------
      Net increase (decrease) in net assets                       55,856                      12,616
Net assets

      Beginning of period                                           --                          --
                                                            ------------               -------------
      End of period                                         $     55,856               $      12,616
                                                            ============               =============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                Wanger               EAFE             Janus
                                                                Foreign             Equity           Equity              Janus
                                                                 Forty              Index            Income             Growth
                                                             Subaccount(2)      Subaccount(2)     Subaccount(3)       Subaccount(3)
From operations
      Net investment income (loss)                           $        --       $         --       $          437     $          103
      Net realized gain (loss)                                          (6)               483                (74)               (46)
      Net unrealized appreciation (depreciation)                      (447)              (439)            (6,353)           (16,948)
                                                             -------------     --------------     --------------     --------------
      Net increase (decrease) resulting from operations               (453)                44             (5,990)           (16,891)
                                                             -------------     --------------     --------------     --------------
From accumulation unit transactions
      Participant deposits                                               6               --              101,394            101,394
      Participant transfers                                         14,176             28,353               --               28,230
      Participant withdrawals                                         --                  (10)            (6,949)            (6,831)
                                                             -------------     --------------     --------------     --------------
      Net increase (decrease) in net assets resulting
          from participant transactions                             14,182             28,343             94,445            122,793
                                                             -------------     --------------     --------------     --------------
      Net increase (decrease) in net assets                         13,729             28,387             88,455            105,902
Net assets
      Beginning of period                                             --                 --                 --                 --
                                                             -------------     --------------     --------------     --------------
      End of period                                          $      13,729     $       28,387     $       88,455     $      105,902
                                                             =============     ==============     ==============     ==============

                                                                Morgan                               Alger
                                                                Stanley             Janus           American
                                                              Technology           Flexible         Leveraged
                                                               Portfolio            Income           All Cap
                                                             Subaccount(2)      Subaccount(3)      Subaccount(2)
From operations
      Net investment income (loss)                           $        --       $        3,096     $         --
      Net realized gain (loss)                                        (132)                10               (100)
      Net unrealized appreciation (depreciation)                    (6,085)               (99)            (3,083)
                                                             -------------     --------------     --------------
      Net increase (decrease) resulting from operations             (6,217)             3,007             (3,183)
                                                             -------------     --------------     --------------
From accumulation unit transactions
      Participant deposits                                             132            101,393                100
      Participant transfers                                         28,353               --               28,353
      Participant withdrawals                                         --               (7,242)              --
                                                             -------------     --------------     --------------
      Net increase (decrease) in net assets resulting
          from participant transactions                             28,485             94,151             28,453
                                                             -------------     --------------     --------------
      Net increase (decrease) in net assets                         22,268             97,158             25,270
Net assets
      Beginning of period                                             --                 --                 --
                                                             -------------     --------------     --------------
      End of period                                          $      22,268     $       97,158     $       25,270
                                                             =============     ==============     ==============

(1)  From inception   October 2, 2000      to December 31, 2000
(2)  From inception   October 3, 2000      to December 31, 2000
(3)  From inception   September 14, 2000   to December 31, 2000
(4)  From inception   August 21, 2000      to December 31, 2000

                       See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

     Phoenix Life & Annuity Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life & Annuity Company ("PLAC"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity
(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 15 of the available 42 Subaccounts were invested in a corresponding series.

     Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increased value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index(R) Series seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PLAC.

Note 2--Significant Accounting Policies

     A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

     B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. Income taxes: The Account is not a separate entity from PLAC and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

     E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                       Purchases            Sales
----------                                                       ---------            -----
The Phoenix Edge Series Fund:
        Phoenix-Aberdeen New Asia Series                          $ 16,435           $ 1,935
        Phoenix-Engemann Nifty Fifty Series                         16,121             1,908
        Phoenix-Goodwin Money Market Series                      1,091,581           809,996
        Phoenix-Hollister Value Equity Series                       34,409             3,871
        Phoenix-J.P.Morgan Research Enhanced Index Series           65,195             7,719
        Phoenix-Janus Equity Income Series                          99,413             4,679
        Phoenix-Janus Flexible Income Series                       102,011             4,764
        Phoenix-Janus Growth Series                                126,770             4,023
        Phoenix-Seneca Mid-Cap Growth Series                        33,985             3,780
        Phoenix-Seneca Strategic Theme Series                      107,088             4,122

The Alger American Fund
        Alger American Leveraged AllCap Portfolio                   32,243             3,790

Deutsche Asset Management VIT Funds
        EAFE(R)Equity Index Fund                                    32,716             3,900

The Universal Institutional Funds, Inc.
        Technology Portfolio                                        32,243             3,758

Wanger Advisors Trust:
        Wanger Foreign Forty                                        16,121             1,939
        Wanger International Small Cap                              16,121             1,939

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                                     Subaccount
                                                -----------------------------------------------------------------------------------
                                                                 Phoenix-                                  Phoenix-      Phoenix-
                                                  Phoenix-        Seneca       Phoenix-      Phoenix-       Seneca       Goodwin
                                                 Engemann        Mid-Cap      Hollister      Aberdeen      Strategic      Money
                                               Nifty Fifty       Growth      Value Equity    New Asia       Theme         Market
                                                ----------     ----------    -----------    ----------    -----------    ----------
Units outstanding, beginning of period                --             --             --            --             --
Participant deposits                                    15             42              6             3         36,467       183,517
Participant transfers                                5,272         10,576          9,603         4,910           --         (90,026)
Participant withdrawals                               --             --             --            --           (3,664)       (1,729)
                                                ----------     ----------    -----------    ----------    -----------    ----------
Units outstanding, end of period                     5,287         10,618          9,609         4,913         32,803        91,762
                                                ==========     ==========    ===========    ==========    ===========    ==========

                                                 Phoenix                                                   Phoenix-
                                                 Research        Wanger         Wanger          EAFE        Janus         Phoenix-
                                                 Enhanced     International    Foreign         Equity       Equity         Janus
                                                  Index         Small Cap       Forty          Index        Income         Growth
                                                ----------     ----------    -----------    ----------    -----------    ----------
Units outstanding, beginning of period                --             --             --            --             --            --
Participant deposits                                    22              3              2          --           34,570        41,675
Participant transfers                               20,234          5,158          5,024         9,871           --           4,661
Participant withdrawals                               --             --             --              (3)        (2,475)       (2,808)
                                                ----------     ----------    -----------    ----------    -----------    ----------
Units outstanding, end of period                    20,256          5,161          5,026         9,868         32,095        43,528
                                                ==========     ==========    ===========    ==========    ===========    ==========

                                                               Phoenix-        Alger
                                                                Janus         American
                                                Technology     Flexible       Leveraged
                                                Portfolio       Income         All Cap
                                                ----------     ----------    -----------
Units outstanding, beginning of period                --             --             --
Participant deposits                                    66         33,682             42
Participant transfers                               11,037           --           10,572
Participant withdrawals                               --           (2,297)          --
                                                ----------     ----------    -----------
Units outstanding, end of period                    11,103         31,385         10,614
                                                ==========     ==========    ===========

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Policy Loans

     Transfers are made to PLAC's guaranteed interest account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of the policy value reduced by an amount equal to the surrender charge with interest of [2.75% due in policy years 1-10, 2.5% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter for all states except New York and New Jersey] and [4.75% due in policy years 1-10, 4.5% due in policy years 11-15 and 4.25% due in policy years 16 and thereafter in New York and New Jersey], payable on each policy anniversary. At the time the loan is granted an amount equivalent to the amount of the loan is transferred from the Account to PLAC's guaranteed interest account as collateral for the outstanding loan. These transfers are included as participant withdrawals in the accompanying financial statements. Amounts in the guaranteed interest account are credited with interest at 2% for all states except New York and New Jersey and 4% for New York and New Jersey. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

     PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $30,050 during the period ended December 31, 2000.

     As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, not to exceed $120 annually, by a withdrawal of participant units prorated among the elected Subaccounts.

     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any sales charges and premium taxes is deducted from policy value and paid to PLAC. As of December 31, 2000, PLAC has waived the partial surrender fees.

     PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PLAC.

     Sales charges, ranging from 0% to 9% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and premium taxes which currently range 2.25% to 5.5% of premiums paid based on the state where the policyowner resides, are paid to PLAC by a withdrawal of participant units. In the event of a surrender before ten years, the unpaid balance of the sales charges and premium taxes is deducted and paid to PLAC.

     PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, PLAC charges each policy on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts. Unit value is not affected by mortality and expense charges.

Note 7--Distribution of Net Income

     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is disributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO] PRICEWATERHOUSECOOPERS

To the Board of Directors of Phoenix Life & Annuity Company and Participants of
    Phoenix Life & Annuity Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Aberdeen New Asia, Seneca Strategic Theme, Goodwin Money Market, J.P. Morgan Research Enhanced Index, Wanger International Small-Cap, Wanger Foreign Forty, EAFE(R) Equity Index, Janus Equity Income, Janus Growth, Technology Portfolio, Janus Flexible Income and Alger American Leveraged All-Cap (constituting the Phoenix Life & Annuity Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.

/s/ PriceWaterhhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Insurance Company
One American Row
Hartford, Connecticut 06115


UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

          PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF
         PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2000

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS

--------------------------------------------------------------------------------



                                                                            PAGE

Report of Independent Accountants ........................................  F-3

Balance Sheet as of December 31, 2000 and 1999............................  F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.......................................  F-5

Statement of Cash Flows for the year ended
   December 31, 2000, 1999 and 1998.......................................  F-6

Notes to Financial Statements......................................  F-7 - F-17

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                         Telephone (860)241 7000
                                                         Facsimile (860)241 7590



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

February 15, 2001

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET

--------------------------------------------------------------------------------


                                                                                  AS OF DECEMBER 31,
                                                                       ------------------------------------------
                                                                             2000                     1999
                                                                       ------------------       -----------------
                                                                                    (IN THOUSANDS)

Assets:
Investments

     Available-for-sale debt securities, at fair value                 $           9,666         $         9,080
     Short-term investments                                                        6,663                   6,302
                                                                       ------------------       -----------------
     Total investments                                                            16,329                  15,382

Cash and cash equivalents                                                            143                     112
Accrued investment income                                                            394                     214
Deferred income taxes                                                                                        273
Due and uncollected premium                                                        1,259                     319
Deferred policy acquisition costs                                                  4,605                     749
Other assets                                                                         879                     504
Goodwill, net                                                                        507                     604
Separate account assets                                                            1,297
                                                                       ------------------       -----------------
     Total assets                                                      $         25,413         $         18,157
                                                                       ==================       =================


Liabilities:
     Policy liabilities and accruals                                   $           3,996         $         1,547
     Deferred income taxes                                                           202
     Due to affiliates                                                             1,987                     395
     Other liabilities                                                             1,765                     614
     Separate account liabilities                                                  1,297
                                                                       ------------------       -----------------
     Total liabilities                                                             9,247                   2,556
                                                                       ------------------       -----------------

Equity:
      Common stock, $100 par value (40,000 shares
        authorized, 25,000 shares issued and outstanding)                          2,500                   2,500
     Additional paid-in capital                                                   11,664                  11,664
     Retained earnings                                                             2,081                   1,562
     Accumulated other comprehensive loss                                            (79)                   (125)
                                                                       ------------------       -----------------
     Total equity                                                                 16,166                  15,601
                                                                       ------------------       -----------------
     Total liabilities and equity                                      $         25,413         $         18,157
                                                                       ==================       =================





        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------
                                                                     2000              1999              1998
                                                                ---------------   ----------------  ----------------
                                                                                  (IN THOUSANDS)

Revenues
     Premiums                                                   $         3,106    $        1,436
     Insurance and investment product fees                                  936               464
     Net investment income                                                1,049               715   $           688
     Net realized investment gains                                            3
                                                                ---------------   ----------------  ----------------
          Total revenues                                                  5,094             2,615               688
                                                                ---------------   ----------------  ----------------

Benefits and expenses
     Policy benefits and increase in policy liabilities                     626               916
     Amortization of goodwill                                                97                97                97
     Amortization of deferred policy acquisition costs                      582
     Other operating expenses                                             2,990               535                63
                                                                ---------------   ----------------  ----------------
          Total benefits and expenses                                     4,295             1,548               160
                                                                ---------------   ----------------  ----------------

Income before income taxes                                                  799             1,067               528


Income taxes                                                                280               372               175
                                                                ---------------   ----------------  ----------------
Net income                                                                  519               695               353
                                                                ---------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes
  Unrealized gains (losses) on securities                                    48              (458)              202
  Reclassification adjustment for net realized gains
   included in net income                                                    (2)
                                                                ---------------   ----------------  ----------------
         Total other comprehensive income  (loss)                            46              (458)              202
                                                                ---------------   ----------------  ----------------

Comprehensive income                                                        565               237               555
Capital contributions                                                                       3,000
                                                                ---------------   ----------------  ----------------
Net increase in equity                                                      565             3,237               555
Equity, beginning of year                                                15,601            12,364            11,809
                                                                ---------------   ----------------  ----------------

Equity, end of year                                             $        16,166   $        15,601   $        12,364
                                                                ===============   ================  ===============



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     2000              1999              1998
                                                                --------------    --------------    --------------
                                                                                  (IN THOUSANDS)

Cash flows from operating activities:

Net income                                                      $          519    $          695     $         353
Adjustments to reconcile net income to net cash
   provided by operating activities:
Net realized investment gains                                               (3)
Amortization of goodwill                                                    97                97                97
Deferred income taxes (benefits)                                           451              (178)              (24)
Increase in accrued investment income                                     (180)              (45)              (17)
Increase in due and uncollected premium                                   (940)             (319)
Increase in deferred policy acquisition costs                           (3,856)             (284)
Increase in policy liabilities and accruals                              2,449             1,547
Change in other assets/liabilities, net                                    776              (110)
Other operating activities, net                                          1,589               158               (29)
                                                                ---------------   ---------------   ---------------
Net cash provided by operating activities                                  902             1,561               380
                                                                ---------------   ---------------   ---------------

Cash flow from investing activities:
Proceeds from sales, maturities or repayments
  of available-for-sale debt securities                                    503
Purchase of available-for-sale debt securities                          (1,013)                             (2,246)
Change in short-term investments, net                                     (361)           (4,548)            1,917
                                                                --------------    --------------    --------------
Net cash used for investing activities                                    (871)           (4,548)             (329)
                                                                --------------    --------------    --------------

Cash flow from financing activities:

Capital contributions from parent                                                          3,000
                                                                --------------    --------------    --------------
Net cash provided by financing activities                                                  3,000
                                                                --------------    --------------    --------------

Net change in cash and cash equivalents                                     31                13                51
Cash and cash equivalents, beginning of year                               112                99                48
                                                                --------------    --------------    --------------
Cash and cash equivalents, end of year                          $          143     $         112     $          99
                                                                ==============    ==============    ==============
Supplemental cash flow information:
Income taxes paid, net                                          $          683     $         410     $         213


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company (Phoenix Life and Annuity) offers various non-participating life insurance products in the United States of America. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include U.S. government and agency bonds and corporate securities. Phoenix Life and Annuity classifies its debt security investments as available-for-sale. These investments are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value. Phoenix Life and Annuity considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life and Annuity does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life and Annuity's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life and Annuity. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges. Liabilities for the 100% indemnity assumed term business include assumed basic and deficiency reserves (see
     Note 8 - "Reinsurance").

     PREMIUMS AND FEE REVENUE AND RELATED EXPENSES

     Term insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable and universal life products consist of net investment income, contract, mortality and administration charges assessed against the fund values during the period. Related benefit expenses include benefit claims in excess of fund values and net investment income credited to fund values. Revenues for the 100% indemnity assumed term business consist of premiums and net investment income. Related benefit expenses include 100% of the assumed term benefit claims (see Note 8 - "Reinsurance").

     REINSURANCE

     Phoenix Life and Annuity utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INCOME TAXES

     For the tax year ended December 31, 2000, Phoenix Life and Annuity will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). Phoenix Life and Annuity was included in the life/nonlife consolidated federal income tax return filed by Phoenix for years 1996 through 1998.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, goodwill, policy acquisition costs and unrealized gains or losses on investments.

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life and Annuity incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life and Annuity's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.

     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, Phoenix Life and Annuity adopted Statement of Position
     (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix Life and Annuity's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION

     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to Phoenix Life and Annuity's investments, net investment income and investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:



                                                                       GROSS             GROSS
                                                   AMORTIZED         UNREALIZED        UNREALIZED            FAIR
                                                      COST              GAINS            LOSSES              VALUE
                                                ----------------  ----------------  ----------------   ----------------
                                                                            (IN THOUSANDS)

     Available-for-sale:
     U.S. government and agency bonds           $         5,662   $           139                      $         5,801
     Corporate securities                                 4,126                     $          (261)             3,865
                                                ----------------  ----------------  ----------------   ----------------

     Total                                      $         9,788   $           139   $          (261)   $         9,666
                                                ================  ================  ================   ================



     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:


                                                                      GROSS              GROSS
                                                    AMORTIZED        UNREALIZED        UNREALIZED            FAIR
                                                       COST           GAINS              LOSSES              VALUE
                                                ----------------  ----------------  ----------------   ----------------
                                                                            (IN THOUSANDS)

     Available-for-sale:
     U.S. government and agency bonds           $         5,138   $            25   $            (4)   $         5,159
     Corporate securities                                 4,134                                (213)             3,921
                                                ----------------  ----------------  ----------------   ----------------

     Total                                      $         9,272   $            25   $          (217)   $         9,080
                                                ================  ================  ================   ================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                     AVAILABLE-FOR-SALE
                                              ---------------------------------
                                                 AMORTIZED           FAIR
                                                    COST             VALUE
                                              ---------------   ---------------
                                                       (IN THOUSANDS)

     Due after one year through five years    $        5,662    $        5,801
     Due after five years through ten years            1,546             1,497
     Due after ten years                               2,580             2,368
                                              ---------------   ---------------

     Total                                    $        9,788    $        9,666
                                              ===============   ===============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:


                                             2000              1999             1998
                                        ---------------   ---------------  ---------------
                                                           (IN THOUSANDS)

     Debt securities                    $          609    $          608   $          583
     Short-term investments                        453               118              115
                                        ---------------   ---------------  ---------------

        Sub-total                                1,062               726              698
     Less: investment expenses                      13                11               10
                                        ---------------   ---------------  ---------------

     Net investment income              $        1,049    $          715   $          688
                                        ===============   ===============  ===============

     INVESTMENT GAINS AND LOSSES

     Net unrealized investment gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                     2000              1999             1998
                                                ---------------   ---------------  ---------------
                                                                  (IN THOUSANDS)

     Debt securities                            $           73    $         (704)  $          311
     Deferred income taxes (benefits)                       25              (246)             109
                                                ---------------   ---------------  ---------------

     Net unrealized investment gains (losses)
         on securities available-for-sale       $           48    $         (458)  $          202
                                                ===============   ===============  ===============

     The proceeds from sales of available-for-sale debt securities for the year ended December 31, 2000 were $503.0 thousand. There were no sales for the year ended December 31, 1999 and 1998. The gross realized gains associated with these sales were $3.3 thousand. There were no realized gains for the year ended December 31, 1999, and 1998.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   GOODWILL

     Phoenix Life and Annuity was acquired by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed down to Phoenix Life and Annuity from PM Holdings.

     Goodwill was as follows:

                                                     DECEMBER 31,
                                           ---------------------------------
                                                2000              1999
                                           ---------------   ---------------
                                                    (IN THOUSANDS)

     Goodwill                              $          969     $         969
     Accumulated amortization                        (462)             (365)
                                           ---------------   ---------------
     Total goodwill, net                   $          507     $         604
                                           ===============   ===============

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                           2000                1999               1998
                     -----------------   -----------------   ----------------
                                         (IN THOUSANDS)
     Income taxes:
          Current    $           (171)   $            550    $           199
          Deferred                451                (178)               (24)
                     -----------------   -----------------   ----------------
     Total           $            280    $            372    $           175
                     =================   =================   ================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows:


                                                     2000                    1999                    1998
                                            ----------------------- ----------------------  -----------------------
                                            (IN THOUSANDS)     %    (IN THOUSANDS)    %     (IN THOUSANDS)     %
                                            --------------- ------- ----------------------  --------------- -------

     Income tax expense at statutory rate   $          280     35%  $          373    35%   $          185     35%
     Goodwill                                                                                          (10)   (2%)
     Other, net                                                                 (1)    0%
                                            --------------- ------- --------------- ------  --------------- -------
     Income taxes                           $          280     35%  $          372    35%   $          175     33%
                                            =============== ======= =============== ======  =============== =======

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax liability (asset) represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                                       2000              1999
                                                                  ---------------   ---------------
                                                                           (IN THOUSANDS)

     Future policyholder benefits                                 $         (577)   $         (206)
     DAC                                                                     857                28
     Investments                                                              17                13
     Goodwill                                                                (52)              (41)
                                                                  ---------------   ---------------
                                                                             245              (206)
     Net unrealized investment losses                                        (43)              (67)
                                                                  ---------------   ---------------
     Deferred income tax liability (asset), net                   $          202    $         (273)
                                                                  ===============   ===============

     Gross deferred income tax assets totaled $672 thousand and $314 thousand at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $874 thousand and $41 thousand at December 31, 2000 and 1999, respectively. It is management's assessment, based on Phoenix Life and Annuity's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets as of December 31, 2000 and 1999, will be realized.

     Phoenix Life and Annuity's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:



                                                                2000                1999                1998
                                                         -----------------   -----------------   -----------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
        available-for-sale
     Before-tax amount                                   $             73    $           (704)   $            311
     Income tax expense (benefit)                                      25                (246)                109
                                                         -----------------   -----------------   -----------------
     Total                                               $             48    $           (458)   $            202
                                                         =================   =================   =================

     Reclassification adjustment for losses
       realized in net income:

     Before-tax amount                                                 (3)
     Income tax benefit                                                (1)
                                                         -----------------   -----------------   -----------------
     Total                                                             (2)
                                                         -----------------   -----------------   -----------------

     Net unrealized gains (losses) on securities available-for-sale:

     Before-tax amount                                                 70                (704)                311
     Income tax expense (benefit)                                      24                (246)                109
                                                         -----------------   -----------------   -----------------
     Total                                               $             46    $           (458)   $            202
                                                         =================   =================   =================


     The following table summarizes accumulated other comprehensive loss balances:

                                                                            DECEMBER 31,
                                                                  --------------------------------
                                                                       2000              1999
                                                                  ---------------   --------------
                                                                            (IN THOUSANDS)

     Accumulated other comprehensive (loss) income on securities available-for-sale:

     Balance, beginning of year                                   $         (125)   $         333
     Change during period                                                     46             (458)
                                                                  ---------------   --------------
     Balance, end of year                                         $          (79)   $        (125)
                                                                  ===============   ==============

                                      F-14

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.   REINSURANCE

     On January 1, 1999, Phoenix Life and Annuity assumed a closed block of yearly renewable rate term business of Phoenix through a 100% indemnity reinsurance arrangement. Phoenix Life and Annuity had approximately $105.3 million in force and $28.0 thousand of reinsurance payable on the paid and unpaid losses of this business as of December 31, 2000. There was approximately $149.4 million in force and $28.0 thousand of reinsurance payable on paid and unpaid losses of this business as of December 31, 1999.

     In connection with Phoenix Life and Annuity's life insurance products, automatic treaties with unaffiliated reinsurers were established, beginning in 1999, covering 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. Phoenix Life and Annuity had approximately $0.5 billion of net insurance in force, including $2.3 billion of direct in force less $1.8 billion of reinsurance ceded as of December 31, 2000. Phoenix Life and Annuity had approximately $165.5 million of net insurance in force, including $226.7 million of direct in force less $61.2 million of reinsurance ceded as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to Phoenix Life and Annuity and is reimbursed through a cost allocation process. The expenses allocated to Phoenix Life and Annuity were $2.5 million and $0.7 million for the year ended December 31, 2000 and 1999, respectively. There were no expenses allocated in 1998. Amounts payable were $1.7 million and $0.7 million as of December 31, 2000 and 1999, respectively.

     Phoenix pays commissions to producers who sell products offered by Phoenix Life and Annuity. Commissions paid by Phoenix on behalf of Phoenix Life and Annuity were $2.5 million and $0.4 million for the year ended December 31, 2000 and 1999, respectively. Amounts payable to Phoenix were $0.5 million and $0.3 million as of December 31, 2000 and 1999, respectively.

     Beginning in 2000, PHL Associates, Inc., a wholly-owned subsidiary of Phoenix, sold and serviced various Phoenix Life and Annuity's non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates for the year ended December 31, 2000 were $1.2 million. The amount payable was $0.4 million as of December 31, 2000.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized as of December 31:

                                                 2000              1999
                                            ---------------   ---------------
                                                     (IN THOUSANDS)

     Balance at beginning of year           $          749
     Acquisition cost deferred                       4,438    $          749
     Amortized to expense during the year              (58)
                                            ---------------   ---------------
     Balance at end of year                 $        4,605    $          749
                                            ===============   ===============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments.

12.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999, and 1998.

     Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles statutory net income of Phoenix Life and Annuity to the net income as reported in these financial statements for the year ended December 31:


                                                               2000                1999                1998
                                                         -----------------   -----------------   -----------------
                                                                              (IN THOUSANDS)

     Statutory net (loss) income                         $         (1,348)   $            695    $            426
     DAC, net                                                       3,856                 749
     Future policy benefits                                        (1,433)               (830)
     Amortization of goodwill                                         (97)                (97)                (97)
     Deferred income taxes                                           (451)                178                  24
     Other, net                                                        (8)
                                                         -----------------   -----------------   -----------------
     Net income, as reported                             $            519    $            695    $            353
                                                         =================   =================   =================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles statutory surplus and asset valuation reserve
     (AVR) of Phoenix Life and Annuity as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                2000              1999
                                           ---------------   ---------------
                                                     (IN THOUSANDS)

     Statutory surplus and AVR             $       13,647    $       14,995
     DAC, net                                       4,605               749
     Future policy benefits                        (2,273)             (830)
     Investment valuation allowances                  (12)             (190)
     Goodwill, net                                    507               604
     Deferred income taxes                           (202)              273
     Other, net                                         2
                                           ---------------   ---------------
     Equity, as reported                   $       16,166    $       15,601
                                           ===============   ===============

     Statutory net income and statutory surplus and AVR for 1999 represent financial results as reported to regulatory authorities except for the following adjustment: Statutory net income and statutory surplus was decreased by $383 thousand to reflect expenses, net of income taxes, associated with new business issued in the later part of 1999. These expenses were recorded in the first quarter of 2000.

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by Phoenix Life and Annuity during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on Phoenix Life and Annuity's statutory surplus is expected to decrease surplus approximately $143.4 thousand (unaudited), primarily as a result of recording deferred income taxes and non-admitting certain investment income.

13.  INDEMNIFICATION

     In 1996, PM Holdings acquired Savers Life from Central United Life. Prior to the acquisition, Savers Life had assumed reinsurance contracts with three unaffiliated reinsurers. This business, assumed between 1986 and 1989, was subsequently assigned to Winterthur Life Re Insurance Company in October 1995. Under the terms of the stock purchase agreement between PM Holdings and Central United Life, Central United Life will indemnify PM Holdings and its affiliates for any liability in excess of $15,000 resulting from these reinsurance contracts.

14.  REORGANIZATION AND INITIAL PUBLIC OFFERING (UNAUDITED)

    Phoenix Life and Annuity's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of its parent unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHOENIX LIFE AND
ANNUITY COMPANY

(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
JUNE 30, 2001

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENT OF ADMITTED ASSETS, LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------


                                                                         (UNAUDITED)
                                                                           JUNE 30,                DECEMBER 31,
                                                                             2001                      2000
                                                                     ---------------------     ----------------------
                                                                                     (IN THOUSANDS)
Assets

    Bonds, at amortized cost                                                $      9,280               $      9,788
    Cash and short-term investments, at amortized cost                             5,175                      6,807
                                                                     ---------------------     ----------------------
Total cash and invested assets                                                    14,455                     16,595
                                                                     ---------------------     ----------------------
Deferred and uncollected premiums                                                  1,765                      1,260
Due and accrued investment income                                                    328                        394
Federal income taxes receivable                                                      332                        725
Receivable from affiliate, net                                                     1,229
Other assets                                                                         227                        151
Separate account assets                                                            2,264                      1,297
                                                                     ---------------------     ----------------------
    Total assets                                                           $      20,600              $      20,422
                                                                     =====================     ======================

Liabilities and stockholder's equity
    Policy liabilities and accruals                                               $5,968                    $ 3,223
    Payable to affiliate, net                                                                                 1,987
    Interest maintenance reserve (IMR)                                                                            2
    Asset valuation reserve (AVR)                                                     14                         24
    Other liabilities                                                                568                        266
    Separate account liabilities                                                   2,264                      1,297
                                                                     ---------------------     ----------------------
        Total liabilities                                                          8,814                      6,799
                                                                     ---------------------     ----------------------
Common stock, $100 par value, 40,000 shares
    authorized; 25,000 shares issued and outstanding                               2,500                      2,500
Paid-in capital                                                                   10,645                     10,645
Unassigned surplus                                                                (1,359)                       478
                                                                     ---------------------     ----------------------

Total stockholder's equity                                                        11,786                     13,623
                                                                     ---------------------     ----------------------
Total liabilities and stockholder's equity                                 $      20,600              $      20,422
                                                                     ====================      ======================







        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENT OF INCOME AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX
                                                                                 MONTHS ENDED JUNE 30,
                                                                    ------------------------------------------------
                                                                            2001                       2000
                                                                    ----------------------     ---------------------
                                                                                    (IN THOUSANDS)
Income:
    Premium income and annuity considerations                               $      4,223              $      2,919
    Net investment income                                                            472                       528
    Other income                                                                      73                         2
                                                                    ----------------------     ---------------------
        Total income                                                               4,768                     3,449
                                                                    ----------------------     ---------------------

Current and future benefits:
    Death benefits                                                                    79                        58
    Interest on policy or contract funds                                              26                        24
    Change in reserves for future policy benefits and
        policyholders' funds                                                       3,846                       711
                                                                    ----------------------     ---------------------
            Total current and future benefits                                      3,951                       793
                                                                    ----------------------     ---------------------
Operating expenses:
    Commissions and expense allowances                                              (705)                    1,053
    Miscellaneous taxes, licenses and fees                                           475                       221
    Other operating expenses                                                       2,878                     2,644
    Federal income tax benefit                                                       (91)                    (342)
                                                                    ----------------------     ---------------------
        Total operating expenses                                                   2,557                     3,576
                                                                    ----------------------     ---------------------

Net loss                                                                          (1,740)                     (920)
Other surplus changes, net                                                            18                      (395)
Cumulative effect of changes in accounting principles                               (115)
                                                                    ----------------------     ---------------------
Net decrease in stockholder's equity                                              (1,837)                   (1,315)
Stockholder's equity, beginning of year                                           13,623                    15,369
                                                                    ----------------------     ---------------------
Stockholder's equity, end of period                                        $      11,786             $      14,054
                                                                    ======================     =====================

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENT OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                        (UNAUDITED)
                                                                        FOR THE SIX                 FOR THE
                                                                        MONTHS ENDED               YEAR ENDED
                                                                        JUNE 30, 2001           DECEMBER 31, 2000
                                                                    ----------------------     ---------------------
CASH AND SHORT-TERM INVESTMENT SOURCES                                              (IN THOUSANDS)

Operations:
    Premiums collected                                                      $      3,712              $      7,604
    Investment and other income received                                             440                       924
                                                                    ----------------------     ---------------------
        Total received                                                             4,152                     8,528
    Claims and benefits paid                                                          72                       243
    Commissions and other expenses paid                                            2,276                     7,827
    Net transfers to separate accounts                                             1,113                     1,493
    Federal income taxes (received) paid                                            (551)                      683
                                                                    ----------------------     ---------------------
        Total paid                                                                 2,910                    10,246
                                                                    ----------------------     ---------------------
Cash proceeds from (used for) operations                                           1,242                    (1,718)
Proceeds from sales, maturities and scheduled
    repayments of bonds                                                              503                       503
Other sources                                                                        234                     2,624
                                                                    ----------------------     ---------------------
        Total sources                                                              1,979                     1,409
                                                                    ----------------------     ---------------------

CASH AND SHORT-TERM INVESTMENT USES
Acquisition of bonds                                                                -                        1,013
Other uses                                                                         3,611                         3
                                                                    ----------------------     ---------------------
        Total uses                                                                 3,611                     1,016
                                                                    ----------------------     ---------------------

Net (decrease) increase in cash and short-term investments                        (1,632)                      393
Cash and short-term investments, beginning of year                                 6,807                     6,414
                                                                    ----------------------     ---------------------
Cash and short-term investments, end of period                               $     5,175               $     6,807
                                                                    ======================     =====================



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life and Annuity Company ("Phoenix Life and Annuity") offers various non-participating life insurance products in the United States of America. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements were prepared on the basis of accounting practices prescribed or permitted by the State of Connecticut Insurance Department (Insurance Department) for interim financial information. Accordingly, they do not include all the information and footnotes required for complete financial statements. These practices are predominately promulgated by the National Association of Insurance Commissioners ("NAIC"). There were no material practices not prescribed by the Insurance Department.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These financial statements should be read in conjunction with the financial statements of Phoenix Life and Annuity for the year ended December 31, 2000.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Statutory Financial Statements for the year ended December 31, 2000.

3.  ACCOUNTING CHANGES

    In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance where statutory accounting has been silent and changes current statutory accounting in some areas; e.g., deferred income taxes are recorded.

    As a result of the adoption of Codification, the Company recorded a decrease to beginning surplus of $115,250 reflecting the cumulative effect adjustment as of January 1, 2001. This amount was comprised of a decrease in surplus $170,000 for the non-admitting of accrued investment income in excess of 90 days, and an increase of $54,750 for income taxes.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

4.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    Phoenix Life and Annuity's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of its parent unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

APPENDIX A

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. Current yield for the Phoenix-Goodwin Money Market subaccount will be based on the income earned by the subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the mortality and expense risk charge on the Account level.

    Yield calculations of the Phoenix-Goodwin Money Market subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market subaccount based on a 7-day period ending December 31, 2000.

      Example:

      Value of hypothetical pre-existing account with exactly one
        unit at the beginning of the period:......................    1.000000
      Value of the same account (excluding capital changes) at the
        end of the 7-day period:..................................    1.001174
      Calculation:
        Ending account value .....................................    1.001174
        Less beginning value .....................................    1.000000
        Net change in account value ..............................    0.001174
      Base period return:
        (adjusted change/beginning account value) ................    0.001174
      Current yield = return x (365/7)............................       6.12%
      Effective yield = [(1 + return)]365/7 - 1...................       6.31%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the mortality and expense risk, issue expense and monthly administrative charges.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

    The following performance tables display historical investment results of the subaccounts. This information may be useful in helping potential investors in deciding which subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


-----------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000(1)
-----------------------------------------------------------------------------------------------------------------------------------
SERIES                                                           INCEPTION     1 YEAR       5 YEARS     10 YEARS  SINCE INCEPTION
                                                                   DATE
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I Value Fund                                               05/05/93      -15.60%       14.83%       N/A          16.34%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               05/05/93      -11.86%       14.40%       N/A          16.38%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        01/25/95      -25.69%       22.09%       N/A          29.88%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                           08/22/97      -17.63%        N/A         N/A           4.69%

-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund                               10/01/97      -10.25%        N/A         N/A          10.63%

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 03/28/94        9.80%        4.99%       N/A           5.10%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               03/01/94      -10.05%        3.43%       N/A           4.49%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      11/03/97      -7.75%         N/A         N/A          12.60%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               11/03/97      -18.13%        N/A         N/A           2.59%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             11/03/97      -12.04%        N/A         N/A          17.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                           11/02/98       11.25%        N/A         N/A          10.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90      -16.78%       12.13%       10.41%        8.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96      -16.95%        N/A         N/A          -5.72%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                   12/15/99       -6.64%        N/A         N/A          -4.15%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Nasdaq-100 Index(R) Series                      08/15/00        N/A          N/A         N/A         -37.11%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95       29.45%       10.84%       N/A          12.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82      -18.71%       12.54%      15.92%        16.67%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98      -19.02%        N/A         N/A          10.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00        N/A          N/A         N/A         -15.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/15/99       17.52%        N/A         N/A          14.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        4.87%        4.14%       3.76%         5.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        5.33%        5.02%       8.18%         8.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98       30.83%        N/A         N/A          22.31%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97      -12.47%        N/A         N/A          10.60%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                 12/15/99       -7.17%        N/A         N/A          -1.68%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/15/99        5.28%        N/A         N/A           4.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/15/99      -12.13%        N/A         N/A          -6.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/15/99      -14.11%        N/A         N/A          -8.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92       -0.59%       10.66%       N/A          10.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -7.65%        N/A         N/A           9.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84       -0.51%       11.17%      11.73%        11.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00        N/A          N/A         N/A           4.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98       15.64%        N/A         N/A          -3.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00        N/A          N/A         N/A           6.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98       12.62%        N/A         N/A          26.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96      -12.39%        N/A         N/A          20.02%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             11/30/99      -24.38%        N/A         N/A          -5.91%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                           11/28/88       -1.06%       11.16%      12.86%        10.73%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2            09/27/96      -32.90%        N/A         N/A         -13.64%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2                        11/03/88        6.02%       12.65%      14.54%        11.69%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                 05/11/92       -3.46%       12.00%       N/A          11.95%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99       -2.62%        N/A         N/A          35.11%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95      -28.68%       18.82%       N/A          22.62%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99        8.28%        N/A         N/A          21.11%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -9.24%       17.84%       N/A          18.63%
-----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, mortality and expense risk charges, and $5 monthly administrative charge. Subaccounts are assumed to have started on the inception date listed, which is the date that the underlying fund was established. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average(SM), First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, the Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the funds may compare a series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

 Changing Times                            Forbes
 Fortune                                   Money
 Barrons                                   Business Week
 Investor's Business Daily                 The Wall Street Journal
 The New York Times                        Consumer Reports
 Registered Representative                 Financial Planning
 Financial Services Weekly                 Financial World
 U.S. News and World Report                Standard & Poor's
 The Outlook                               Personal Investor

    The funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

 S&P 500                                        Dow Jones Industrial Average(SM)
 Europe Australia Far East Index(R)(EAFE(R))    Consumers Price Index
 Shearson Lehman Corporate Index                Shearson Lehman T-Bond Index

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index.

                              ANNUAL TOTAL RETURN(1)

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES                           1991   1992    1993    1994   1995    1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            2.50%  35.69% 17.58%  13.51%  19.30%  44.61% -10.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                           4.04% 36.25%  15.02%  23.69%  32.41%  29.90% -14.65%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                   12.04%  19.68%  57.83%  78.06% -24.83%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                                                                       21.60%  27.63% -16.66%

-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund                                                                          28.71%  20.38%  -9.24%

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                                      8.77%  4.20%   8.58%   7.66%  -0.59%  10.99%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                   20.38% 14.31%  13.83%   2.70%   2.32%  -9.03%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                  29.94%  24.15%  -6.72%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                          24.51%   4.18% -17.19%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                        39.38%  37.29% -11.07%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                                                                               9.30%  12.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 19.73% -12.83% 38.47%   0.05%   9.60% 18.67%  12.05%  27.94%  29.51% -15.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                   -32.40%  -4.45%  50.99% -15.97%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                                                                              -5.56%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Nasdaq-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                                         33.13%  22.07% -21.21%   4.78%  30.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                42.77%  10.30% 19.72%   1.47%  30.89% 12.59%  21.09%  30.02%  29.69% -17.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                                 32.18% -18.11%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                               18.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    5.99%   3.58%  2.88%   3.84%   5.70%  5.04%   5.19%   5.10%   4.83%   6.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      19.60%  10.09% 15.92%  -5.47%  23.54% 12.43%  11.09%  -4.15%   5.46%   6.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                               24.34%  32.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                                          31.68%  18.83% -11.47%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                                                                            -6.13%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                         6.43%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                                -11.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                                                                                 -13.16%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                      8.61%  -2.84%  23.35% 10.57%  17.95%  19.02%  11.58%   0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                             17.02%  -6.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          29.33%  10.66% 11.02%  -1.44%  18.24%  9.06%  20.75%  20.80%  11.27%   0.58%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                     -10.29%  16.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                45.65%  13.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                               17.19%  44.71%  55.01% -11.46%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       -23.57%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                27.44%   7.83% 25.87%  -3.23%  22.26% 18.59%  15.29%   6.10%  22.55%   0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--
Class 2                                                                                            -29.38% -21.05%  53.31% -32.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2             27.23%   6.87% 33.74%  -2.47%  24.96% 22.15%  11.64%   0.99%  28.80%   7.18%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                     47.02%  -2.50%  15.48% 23.76%  13.66%   9.04%  23.25%  -2.37%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                        -1.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                              32.04%  -1.46%  16.34% 126.52% -27.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                                9.46%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                       46.64%  29.44%   8.69%  25.08%  -8.17%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Annual Total Returns are net of investment management fees.

  These rates of return are not an estimate or guarantee of future performance.

APPENDIX B
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life and Annuity Variable Universal Life Account, a separate account of PLAC.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of PLAC.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a series of a fund at the end of a valuation period. Net asset value is computed by adding the value of a series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY VALUE: The sum of a policy's share in the values of each subaccount of the Account plus the policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

SERIES: A separate investment portfolio of a fund.

SUBACCOUNTS: Accounts within the Account to which nonloaned assets under a policy are allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any subaccount, each date on which we calculate the net asset value of a fund.

VALUATION PERIOD: For any subaccount, the period in days from the end of one valuation date through the next.

                                                                     [VERSION C]

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                           DEVELOPED FOR CLARK BARDES

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

  PROSPECTUS                                                    OCTOBER 29, 2001

     This prospectus describes an individual flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account ("GIA") and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account (the "Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen New Asia Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series

[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series1 [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Phoenix-Janus Core Equity Series

[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series

[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

[diamond] Deutsche VIT EAFE(R) Equity Index Fund
[diamond] Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE
-------------------------------------
PRODUCTS TRUST
--------------
[diamond] Mutual Shares Securities Fund--Class 2

[diamond] Templeton Asset Strategy Fund--Class 2(1)
[diamond] Templeton Developing Markets Securities
          Fund--Class 2(1)

[diamond] Templeton Growth Securities Fund--Class 2
[diamond] Templeton International Securities Fund--Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty


(1)Not available to new investors.



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

                                             [envelope] ANDESA TPA, INC.
                                                        1605 N Cedar Crest Blvd,
                                                        Suite 502
                                                        Allentown, PA 18104
                                            [telephone] 610/439-5256

   It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

   The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

   The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
PART I--GENERAL POLICY PROVISIONS......................    5
    SUMMARY ...........................................    5

        Availability...................................    5
        Underwriting...................................    5
        Charges Under the Policy.......................    5
        Deductions from Premiums.......................    7

            Sales Charge...............................    7
            State Premium Tax Charge...................    7
            Deferred Acquisition Cost ("DAC") Tax
             Charge....................................    7
        Policy Value Charges...........................    7
            Administrative Charge......................    7
            Cost of Insurance..........................    7
            Mortality and Expense Risk Fee.............    7
            Rider Charge...............................    7
            Charges for Federal Income Taxes...........    7
            Fund Charges...............................    7
        Other Charges..................................   10
            Partial Surrender Fee......................   10
            Loan Interest Rate Expense Charge..........   10
        Reduction in Charges...........................   10
    PHOENIX LIFE AND ANNUITY COMPANY AND THE
      ACCOUNT..........................................   10
        PLAC...........................................   10
        The Account....................................   10

    PERFORMANCE HISTORY................................   11
    INVESTMENTS OF THE ACCOUNT.........................   11
        Participating Investment Funds.................   11
        Investment Advisors............................   13
        Services of the Advisors.......................   14
        Reinvestment and Redemption....................   14
        Substitution of Investments....................   15
        The Guaranteed Interest Account................   15
    PREMIUMS...........................................   15
        Minimum Premiums...............................   15
        Allocation of Issue Premium....................   15
        Free Look Period...............................   16
        Account Value..................................   16
            Transfer of Policy Value...................   16
            Systematic Transfers for Dollar Cost
             Averaging.................................   16
        Automatic Asset Rebalancing....................   16
        Determination of Subaccount Values.............   17
        Death Benefit under the Policy.................   17
            Minimum Face Amount........................   17
            Death Benefit Options......................   17
        Changes in Face Amount of Insurance............   18
            Requests for Increase in Face Amount.......   18
        Decreases in Face Amount and Partial
         Surrender: Effect on Death Benefit............   18
            Requests for Decrease in Face Amount.......   18
        Surrenders.....................................   18
            General....................................   18
            Full Surrenders............................   18
            Partial Surrenders.........................   18
        Policy Loans...................................   19
            Source of Loan.............................   19
            Interest...................................   19
            Interest Credited on Loaned Value..........   19
            Repayment..................................   19
            Effect of Loan.............................   19
        Lapse..........................................   19
        Additional Insurance Option....................   20
        Additional Rider Benefits......................   20
PART II--ADDITIONAL POLICY PROVISIONS..................   21
        Postponement of Payments.......................   21
        Payment by Check...............................   21
        The Contract...................................   21
        Suicide........................................   21
        Incontestability...............................   21
        Change of Owner or Beneficiary.................   21
        Assignment.....................................   21
        Misstatement of Age or Sex.....................   21
        Surplus........................................   21
    PAYMENT OF PROCEEDS................................   21
        Surrender and Death Benefit Proceeds...........   21
        Payment Options................................   22
            Option 1--Lump Sum.........................   22
            Option 2--Left to Earn Interest............   22
            Option 3--Payment for a Specific Period....   22
            Option 4--Life Annuity with Specified
             Period Certain............................   22
            Option 5--Life Annuity.....................   22
            Option 6--Payments of a Specified
             Amount....................................   22
            Option 7--Joint Survivorship Annuity with
             10-Year Period Certain....................   22
PART III--OTHER IMPORTANT INFORMATION..................   23
    FEDERAL INCOME TAX CONSIDERATIONS..................   23
        Introduction...................................   23
        PLAC's Income Tax Status.......................   23
        Policy Benefits................................   23
            Death Benefit Proceeds.....................   23
            Full Surrender.............................   23
            Partial Surrender..........................   23
            Loans......................................   23
        Business-Owned Policies........................   24
        Modified Endowment Contracts...................   24
            Reduction in Benefits During the First 7
             Years.....................................   24
            Distributions Affected.....................   24
            Penalty Tax................................   24
            Material Change Rules......................   24
            Serial Purchase of Modified Endowment
             Contracts.................................   25
        Limitations on Unreasonable Mortality and
         Expense Charges...............................   25
        Diversification Standards......................   25

        Change of Ownership or Insured or
         Assignment....................................  25
        Other Taxes....................................  25
    VOTING RIGHTS .....................................  26
    THE DIRECTORS AND EXECUTIVE OFFICERS
       OF PLAC.........................................  26
    SAFEKEEPING OF THE ACCOUNT'S ASSETS ...............  26
    SALES OF POLICIES .................................  26
    STATE REGULATION ..................................  27
    REPORTS ...........................................  27
    LEGAL PROCEEDINGS .................................  27
    LEGAL MATTERS .....................................  27
    REGISTRATION STATEMENT ............................  27
    FINANCIAL STATEMENTS ..............................  27


    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
        LIFE ACCOUNT, FINANCIAL STATEMENTS,
        DECEMBER 31, 2000.............................. SA-1
    PHOENIX LIFE AND ANNUITY COMPANY
        FINANCIAL STATEMENTS,
        DECEMBER 31, 2000..............................  F-1

    PHOENIX LIFE AND ANNUITY COMPANY
        UNAUDITED INTERIM STATUTORY
        FINANCIAL STATEMENTS, JUNE 30, 2001............ F-18
    APPENDIX A--PERFORMANCE HISTORY....................  A-1
    APPENDIX B--GLOSSARY OF SPECIAL TERMS..............  B-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO BROKER-DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                        PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as PLAC, we, us or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Special Terms--Appendix B:

    ACCOUNT                    PLANNED ANNUAL PREMIUM
    ATTAINED AGE               POLICY ANNIVERSARY
    BENEFICIARY                POLICY DATE
    DEBT                       POLICY VALUE
    FUNDS                      POLICY YEAR
    GENERAL ACCOUNT            SERIES
    ISSUE PREMIUM              SUBACCOUNTS
    MONTHLY CALCULATION DAY    TARGET PREMIUM
    NET ASSET VALUE            VALUATION DATE
    PAYMENT DATE               VALUATION PERIOD

    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.

AVAILABILITY
    The policy is available on a "case" basis. We may consider one person as a case. Policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through his or her employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies, the age of the insured at the time of issue generally must be between ages 18 through 85 as of his or her birthday nearest policy anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the Insured at the time of issue is age 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective Insured consents.

UNDERWRITING
    Currently, we offer 3 types of underwriting:

[diamond] fully underwritten;

[diamond] simplified issue underwriting; and

[diamond] guaranteed issue underwriting.

    Your cost of insurance charges will vary based on the type of underwriting we use.

CHARGES UNDER THE POLICY
    We deduct certain charges from your policy to compensate us for:

    1.  our expenses in selling the policy;

    2.  underwriting and issuing the policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your policy; and

    5.  assuming certain risks in connection with the policy.

    These charges are summarized in the following chart.

-------------------------------------------------------------------------------------------------------------------------------
                     CHARGES                                     CURRENT RATE                      GUARANTEED RATE
-------------------------------------------------------------------------------------------------------------------------------
                        SALES CHARGE              Policy  years 1 - 7: 5.0% of  premiums  Policy years 1 - 7: 5.0% of premiums.
                                                  up to  the  target  premium  and 0% on  Policy year 8+: 2.0% of all premiums.
                                                  amounts   in  excess  of  the   target
                                                  premium.
                                                  Policy year 8+: 0% of all premiums.

DEDUCTIONS FROM        ------------------------- --------------------------------------- ---------------------------------------
PREMIUMS

                        STATE PREMIUM             0.75% to 4.0% of each premium up        This charge will always equal the
                        TAX                       to the target premium depending on      applicable state rate.
                                                  your state's applicable rate.

----------------------- ------------------------- --------------------------------------- ---------------------------------------

                        DEFERRED ACQUISITION      1.5% of each premium up to the target   1.5% of each premium up to the
                        COST TAX CHARGE           premium.                                target premium.
                        (DAC TAX)

----------------------- ------------------------- --------------------------------------- ---------------------------------------

                        ADMINISTRATIVE CHARGE     $5 per month ($60 annually)             $10 per month ($120 annually)

POLICY VALUE CHARGES


                        ------------------------ --------------------------------------- ---------------------------------------

                        COST OF INSURANCE CHARGE  A per thousand rate multiplied by the   The maximum monthly cost of
                                                  amount at risk  each month. This        insurance charge for each $1,000 of
                                                  charge varies by the Insured's issue    insurance is shown on your policy's
                                                  age, policy duration, gender and        schedule pages.
                                                  underwriting class.

                        ------------------------- --------------------------------------- ---------------------------------------

                        MORTALITY AND EXPENSE     0.40% annually in policy years 1-10     0.90% annually in all policy years
                        RISK CHARGE               0.25% annually in policy years 11+

                        ------------------------- --------------------------------------- ---------------------------------------

                        FUND CHARGES              See Fund Charge Table                   See Fund Charge Table

----------------------- ------------------------- --------------------------------------- ---------------------------------------

                        PARTIAL SURRENDER         None                                    2.0% of the amount withdrawn, but
                        FEE                                                               not greater than $25.

OTHER CHARGES

                        ------------------------- --------------------------------------- ---------------------------------------

                        TRANSFERS BETWEEN         None                                    $10 per transfer after the first 2
                        SUBACCOUNTS                                                       transfers in any given policy year.

                        ------------------------- --------------------------------------- ---------------------------------------


                        LOAN INTEREST RATE        The rates in effect before the 16th     The guaranteed rates before the
                        CHARGED                   policy year and before the insured      Insured reaches 65 for all states are:
                                                  reaches age 65 are:                          Policy year 1 - 10:      4.75%
                                                      Policy year 1 - 10:      2.75%           Policy year 11 - 15:     4.50%
                                                      Policy year 11 - 15:     2.50%           Policy year 16+:         4.25%
                                                      Policy year 16+:         2.25%

---------------------------------------------------------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the subaccounts or the Guaranteed Interest Account, we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE
    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies. We will refund a portion of the first year sales charge to you as part of the cash surrender value if you surrender your policy within the first 3 policy years according to the following schedule:

    Policy Year 1:     100.00% of first year sales charge

    Policy Year 2:      66.67% of first year sales charge

    Policy Year 3:      33.33% of first year sales charge

STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE
    This tax is associated with our federal income tax liability under Internal Revenue Code Section 848.

POLICY VALUE CHARGES
    On each monthly calculation day, we deduct the following charges from your policy value:

    1.  administrative charge

    2.  cost of insurance charge

    3.  mortality and expense risk fee

    4.  a charge for the cost of riders if applicable

    The amount deducted is allocated among the subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially select this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. This charge is based on:

[diamond] Insured's gender;

[diamond] Insured's age at issue;

[diamond] policy year in which we make the deduction;

[diamond] Insured's tobacco use classification;

[diamond] rating class of the policy; and

[diamond] underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK FEE
    We charge the subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Account.

FUND CHARGES
    Please refer to the following chart for a listing of fund charges.

                               SUMMARY OF EXPENSES

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)


------------------------------------------------------------------------------------------------------------------------------------
                      SERIES                        INVESTMENT RULE      OTHER         TOTAL ANNUAL       OTHER      TOTAL ANNUAL
                                                    MANAGEMENT 12B-1    OPERATING      FUND EXPENSES    OPERATING    FUND EXPENSES
                                                        FEE    FEES  EXPENSES BEFORE  BEFORE EXPENSES EXPENSES AFTER    AFTER
                                                                      REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT(7)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                     0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5, 10)                      1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (4, 8)                      0.85%      N/A        0.72%           1.57%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (4, 8)       0.85%      N/A        0.33%           1.18%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 10)                        0.35%      N/A        1.25%           1.60%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 8, 10)        0.35%      N/A        1.63%           1.98%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 10)   0.75%      N/A        0.57%           1.32%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 10)                0.62%      N/A        0.06%           0.68%          0.06%           0.68%
Phoenix-Engemann Nifty Fifty (2, 10)                   0.90%      N/A        1.31%           2.21%          0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth (4, 8, 10)     0.90%      N/A        3.03%           3.93%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (5)             0.60%      N/A        1.92%           2.52%          0.15%           0.75%
Phoenix-Goodwin Money Market (2, 10)                   0.40%      N/A        0.18%           0.58%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 10)      0.50%      N/A        0.19%           0.69%          0.15%           0.65%
Phoenix-Hollister Value Equity (2, 10)                 0.70%      N/A        0.63%           1.33%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 10)    0.45%      N/A        0.24%           0.69%          0.10%           0.55%
Phoenix-Janus Core Equity (2, 10)                      0.85%      N/A        1.69%           2.54%          0.15%           1.00%
Phoenix-Janus Flexible Income (3, 10)                  0.80%      N/A        1.67%           2.47%          0.20%           1.00%
Phoenix-Janus Growth (2, 10)                           0.85%      N/A        0.39%           1.24%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (4, 8)              0.75%      N/A        0.60%           1.35%          0.20%           0.95%
Phoenix-MFS Investors Trust (4, 8)                     0.75%      N/A        0.79%           1.54%          0.20%           0.95%
Phoenix-MFS Value (4, 8)                               0.75%      N/A        0.45%           1.20%          0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity (2, 9, 10)         0.85%      N/A        2.65%           3.50%          0.15%           1.00%
Phoenix-Oakhurst Balanced (2, 10)                      0.55%      N/A        0.15%           0.70%          0.15%           0.70%
Phoenix-Oakhurst Growth & Income (2, 10)               0.70%      N/A        0.24%           0.94%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 10)          0.58%      N/A        0.12%           0.70%          0.12%           0.70%
Phoenix-Sanford Bernstein Global Value (2, 8, 10)      0.90%      N/A        2.29%           3.19%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 10)        1.05%      N/A        1.34%           2.39%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 8, 10)   1.05%      N/A        1.92%           2.97%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 10)                  0.80%      N/A        0.39%           1.19%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 10)                 0.75%      N/A        0.17%           0.92%          0.17%           0.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(3) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(4) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(5) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(6) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(7) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(8) Other expenses are based on estimated amounts for the current fiscal year.
(9) Expense information for this series has been restated to reflect current fees.
(10)It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.

                               SUMMARY OF EXPENSES



FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                      SERIES                     INVESTMENT  RULE       OTHER         TOTAL ANNUAL       OTHER       TOTAL ANNUAL
                                                 MANAGEMENt   12B-1     OPERATING      FUND EXPENSES    OPERATING     FUND EXPENSES
                                                     FEE    FEES(6) EXPENSES BEFORE  BEFORE EXPENSES EXPENSES AFTER      AFTER
                                                                    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                  0.61%      N/A        0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9)        0.85%      N/A        0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                0.45%     N/A        0.47%           0.92%          0.20%          0.65%
Deutsche VIT Equity 500 Index Fund                    0.20%     N/A        0.11%           0.31%          0.10%          0.30%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)
VIP Growth Opportunities Portfolio                   0.58%     0.10%       0.11%           0.79%          0.11%          0.79%(7)
VIP Growth Portfolio                                 0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund                        0.60%     0.25%       0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.31%           1.81%          0.31%          1.81%
Templeton Growth Securities Fund                     0.81%     0.25%       0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund              0.67%     0.25%       0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                0.80%8      N/A        0.53%           1.33%          0.53%          1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty (1)                                    0.95%      N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap (4)                            0.95%      N/A        0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .40%.

(2) This series pays a portion or all of its expenses other than the management fee up to .45%.

(3) This series pays a portion or all of its expenses other than the management fee up to .60%.

(4) This series pays a portion or all of its expenses other than the management fee up to 1.00%.

(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.

(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.

(7) Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

(8) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to 0.59%.

(9) Included in "Other Expenses" is 0.01% of interest expense.

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

REDUCTION IN CHARGES
    The policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] the total premium expected to be paid,

[diamond] the total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased, and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

    Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX LIFE AND ANNUITY COMPANY AND
THE ACCOUNT
--------------------------------------------------------------------------------
PLAC


    We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Formerly, PLAC was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April 1997.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.


THE ACCOUNT
    The Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the Account or PLAC by the SEC.

    The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the Account or any of its subaccounts. Contributions to the overall policy value allocated to the Account depend on the chosen fund's investment performance. Thus, you bear the full investment risk for your investments in the Account.

    The Account is part of the general business of PLAC, but the gains or losses of the Account belong solely to the Account. The gains or losses of any other business we may conduct do not affect the Account. Under Connecticut law, the assets of the Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, obligations arising under the policy are general corporate obligations of PLAC.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the Account subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See "Appendix A--Performance History" for more information.


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND

    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

 DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    Each fund's prospectus contains important additional information, which you should read carefully before investing. Contact Andesa TPA at the address and telephone number on page 1 to obtain copies of the funds' prospectuses.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
 Phoenix-Aberdeen International
 Phoenix-Engemann Capital Growth
 Phoenix-Engemann Nifty Fifty
 Phoenix-Engemann Small & Mid-Cap Growth
 Phoenix-Goodwin Money Market
 Phoenix-Goodwin Multi-Sector Fixed Income
 Phoenix-Hollister Value Equity
 Phoenix-Oakhurst Balanced
 Phoenix-Oakhurst Growth and Income
 Phoenix-Oakhurst Strategic Allocation
 Phoenix-Seneca Mid-Cap Growth
 Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
 Phoenix-Aberdeen International Advisors, LLC ("PAIA")
 o   Phoenix-Aberdeen International
 Roger Engemann & Associates, Inc. ("Engemann")
 o   Phoenix-Engemann Capital Growth
 o   Phoenix-Engemann Nifty Fifty
 o   Phoenix-Engemann Small & Mid-Cap Growth
 Seneca Capital Management, LLC  ("Seneca")
 o   Phoenix-Seneca Mid-Cap Growth
 o   Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity
 Phoenix-Alliance/Bernstein Growth + Value
 Phoenix-Deutsche Dow 30
 Phoenix-Deutsche Nasdaq-100 Index(R)
 Phoenix-Federated U.S. Government Bond
 Phoenix-J.P. Morgan Research Enhanced Index
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
 Phoenix-Janus Core Equity
 Phoenix-Janus Flexible Income
 Phoenix-Janus Growth
 Phoenix-MFS Investors Growth Stock
 Phoenix-MFS Investors Trust
 Phoenix-MFS Value
 Phoenix-Morgan Stanley Focus Equity
 Phoenix-Sanford Bernstein Global Value
 Phoenix-Sanford Bernstein Mid-Cap Value
 Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o        Phoenix-AIM Mid-Cap Equity
Alliance Capital Management, L.P. ("Alliance")
o        Phoenix-Alliance/Bernstein Growth + Value
o        Phoenix-Sanford Bernstein Global Value
o        Phoenix-Sanford Bernstein Mid-Cap Value
o        Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
o        Phoenix-Deutsche Dow 30
o        Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
o        Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o        Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")
o        Phoenix-Janus Core Equity
o        Phoenix-Janus Flexible Income
o        Phoenix-Janus Growth
MFS Investment Management ("MFS")
o        Phoenix-MFS Investors Growth Stock
o        Phoenix-MFS Investors Trust
o        Phoenix-MFS Value
Morgan Stanley Asset Management ("Morgan Stanley")
o        Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries, and Seneca is a partially-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o        AIM V.I. Capital Appreciation Fund
o        AIM V.I. Value Fund
Fred Alger Management, Inc.
o        Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o        Deutsche VIT EAFE(R) Equity Index Fund
o        Deutsche VIT Equity 500 Index Fund
Federated Investment Management Company
o        Federated Fund for U.S. Government Securities II
o        Federated High Income Bond Fund II
Fidelity Management and Research Company
o        VIP Contrafund(R) Portfolio
o        VIP Growth Opportunities Portfolio
o        VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o        Mutual Shares Securities Fund
Morgan Stanley Asset Management
o        Technology Portfolio
Templeton Asset Management, Ltd.
o        Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o        Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o        Templeton Asset Strategy Fund
o        Templeton International Securities Fund
Wanger Asset Management, L.P.
o        Wanger Foreign Forty
o        Wanger International Small Cap
o        Wanger Twenty
o        Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the funds' prospectuses.


REINVESTMENT AND REDEMPTION
    All dividend distributions of each fund are automatically reinvested in shares of the fund at net asset value on the date of distribution. Likewise, all capital gains distributions of a fund, if any, are reinvested at the net asset value on the record date. We redeem fund shares at net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional subaccounts within the Account, each of which will invest in shares of a designated portfolio of a fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of a fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the subaccount in which the substitution is to occur to another subaccount.


THE GUARANTEED INTEREST ACCOUNT
    In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account ("GIA"). Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PREMIUMS

--------------------------------------------------------------------------------

MINIMUM PREMIUMS
    The minimum premium on a case basis is $100,000 annually for the first 5 policy years.

    The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. After that, premiums may be paid at any time while the policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:

    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012

    The number of units credited to a subaccount will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the policy as life insurance. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application (in accordance with the allocation instructions in the application for a policy).

FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states);

[diamond] within 10 days after we mail or deliver a written notice telling you about your Free Look Period; or

[diamond] within 45 days after completing the application, whichever occurs latest.

    We treat a returned policy as if we never issued it and will return the sum of the following as of the date we receive the returned policy:

(1) the then current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund the same amount to you as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa TPA Inc.

    Although there currently is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year.

    Transfers from the Guaranteed Interest Account are restricted. See "The Guaranteed Interest Account." Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts you may invest in at any one time or over the life of the policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between subaccounts can adversely affect fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are:

[diamond] $25 monthly,

[diamond] $75 quarterly,

[diamond] $150 semiannually, or

[diamond] $300 annually.

    You must have a minimum initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount"). If the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts").

    Under the Dollar Cost Averaging Program, policyowners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under this program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day. There is no cost associated with participating in this program.

AUTOMATIC ASSET REBALANCING
    Automated asset rebalancing permits you to maintain a specified whole number percentage of your account value in any combination of subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset rebalancing program ("asset rebalancing"). Then, we will make transfers at least quarterly to and from the subaccounts and the Guaranteed Interest Account to readjust your account value to your specified percentage. Asset rebalancing allows you to maintain a specific fund allocation. Quarterly rebalancing is based on your policy year. We will rebalance your account value only on a monthly calculation day.

    The effective date of the first asset rebalancing will be the first monthly calculation day after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the Free Look Period, your first rebalancing will occur at the end of the Free Look Period. There is no cost associated with participating in this program.

    You may not participate in both the Dollar Cost Averaging Program and the asset rebalancing at the same time.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

    The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
       (C)

(A)=The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B)=The amount of any dividend (or any capital gain distribution, if applicable) received by the subaccount if the "ex-dividend" date for shares of the Fund occurs during the current valuation period.

(C)=The value of the assets in the subaccount as of the just-prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D)=The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT
    To qualify as life insurance under current federal tax laws, the policy has a minimum face amount of insurance. The minimum face amount is determined using 1 of 2 allowable definitions of life insurance:

(1) the Cash Value Accumulation Test or

(2) the Guideline Premium Test.

    You chose which test to use on the application prior to the issuance of your policy. You cannot change the way we determine your minimum face amount after your policy is issued.

    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value plus the refund of sales load, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value plus refund of sales load, if applicable, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you select a face amount of insurance coverage and the death benefit option. We offer 3 death benefit options:

[diamond] Option 1-- The death benefit is the greater of:

          (a) the policy's face amount on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 2-- The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the policy value on the date of death or

          (b) the minimum face amount in effect on the date of death.

[diamond] Option 3-- The death benefit is the greater of:

          (a) the policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals, or

          (b) the policy's face amount on the date of death or

          (c) the minimum face amount in effect on the date of death.

    If the insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death with the following adjustments:

    o add back in any charges taken against the account value for the period beyond the date of death;
    o  deduct any policy debt outstanding on the date of death; and
    o deduct any charges accrued against the account value unpaid as of the date of death.

    You may change from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under Option 2, the Death Benefit amount may increase or decrease by the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the policy resulting from the increase, see "Material Change Rules."

DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

    A partial surrender or a decrease in face amount generally decreases the death benefit. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

SURRENDERS

GENERAL
    At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending a written request to Andesa TPA, Inc. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

[diamond] policy value; less

[diamond] any outstanding debt; plus

[diamond] the refund of sales charge, if applicable.

    There is no surrender charge.

    If the policy is surrendered within the first 3 policy years, you will receive a refund of sales charge as part of your cash surrender value. A portion of the first year sales charge will be returned to you according to the following schedule:

[diamond] Full surrender in policy year 1:100.00%

[diamond] Full surrender in policy year 2:66.67%

[diamond] Full surrender in policy year 3:33.33%

FULL SURRENDERS
    If the policy is being fully surrendered, the policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options. See "Payment of Proceeds--Payment Options."

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

    Upon a partial surrender, the policy value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

    The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

    Upon partial or full surrender, we will generally pay the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "Additional Policy Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

[diamond] 90% of your policy value at the time the loan is taken; less

[diamond] any outstanding policy debt before the loan is taken; less

[diamond] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the Subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    The loan interest rate in effect following the policy anniversary nearest the insured's 65th birthday is 2.25%. The rates in effect before the Insured reaches age 65 are:

[diamond] Policy years 1-10:                2.75%

[diamond] Policy years 11-15:               2.50%

[diamond] Policy years 16 and thereafter:   2.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the subaccounts and the Guaranteed Interest Account in proportion to the nonloaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2%

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force.

    If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    In the future, PLAC may not allow policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value equal to the loan is held in the Guaranteed Interest Account. The subaccount's investment performance does not affect this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.

LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day during the first 3 policy years, the policy value plus the refund of any applicable sales charge is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the policy value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.

    During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule.

    In determining the amount to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period.

    If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTION
    While the policy is in force and the insured is insurable, the policyowner will have the option to purchase additional insurance on the same insured with the same guaranteed rates as the policy. We will require evidence of insurability and charges will be adjusted for the insured's new attained age and any change in risk classification.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a policy and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits are chosen.

    The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] FLEXIBLE TERM INSURANCE RIDEr. This rider provides annually renewable term insurance coverage to age 100 on the Insured under the base policy. The initial rider death benefit cannot exceed 10 times the initial base policy. There is no charge for this rider.

[diamond] CASH SURRENDER VALUE ENHANCEMENT BENEFIT RIDER. This rider provides enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable. There is no charge for this rider.

[diamond] EXCHANGE OF INSURED RIDER. This rider allows the policyowner to exchange the insured on a given contract. Future charges against the policy will be based on the life of the substitute insured. There is no charge for this rider.

    The incontestability and suicide exclusion periods, as they apply to the substitute Insured, run from the date of the exchange. Any assignments will continue to apply.

The exchange is subject to the following adjustments:

1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

    The Internal Revenue Service has ruled that an exchange of Insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the policy upon an exchange of the Insured.

                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, per the SEC, as a result of which
          o  disposal of securities is not reasonably practicable or
          o it is not reasonably practicable to determine the value of the Account's net assets.

    Transfers may also be postponed under the above circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PLAC can agree to change or waive any provisions of the policy.

SUICIDE
    If the insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We may not contest this policy or any attached rider after it has been in force during the insured's lifetime for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or as subsequently changed, will receive the policy benefits at the insured's death. If the named beneficiary dies before the insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    This policy is nonparticipating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated (e.g., to ensure payment of the proper amount to the proper payee). Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary. A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future. The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

OPTION 1--LUMP SUM
    Payment is paid in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
    A payment of interest is paid during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

                      PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
    The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

    The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PLAC'S INCOME TAX STATUS
    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.

    Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge is made for our federal income taxes which may be attributable to the Account.

    We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a "modified endowment contract" (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

    We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to income tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

    This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59-1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

    An income tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), each Series of the Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the Series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities. For purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

    We recommend that any person contemplating such actions seek the advice of an income tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary.

    We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote each funds' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

    Fund shares held in a subaccount for which no timely instructions are received, and fund shares which are not otherwise attributable to policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, PLAC itself may disregard voting instruction in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.

THE DIRECTORS AND
EXECUTIVE OFFICERS OF PLAC
--------------------------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:

NAME AND TITLE                 PRINCIPAL OCCUPATION

Robert W. Fiondella            Chairman of the Board
Director, Chairman of the
Board and President

Philip R. McLoughlin           Executive Vice President and
Director, Executive Vice       Chief Investment Officer
President and CIO

David W. Searfoss,             Executive Vice President and
Director and Executive Vice    Chief Financial Officer
President and CFO

Dona D. Young                  President
Director and Executive Vice
President

Joseph E. Kelleher             Senior Vice President
Director and Senior Vice
President

Robert G. Lautensack           Senior Vice President
Director and Senior Vice
President

Simon Y. Tan                   Executive Vice President
Director and Senior Vice
President

Carl T. Chadburn               Executive Vice President
Director


The above positions reflect the last held position in our parent company, Phoenix Life Insurance Company, during the last 5 years.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the Account. They are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut.

PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Policies may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PLAC will pay a maximum total sales commission of 40% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is 0.90% of the policy value. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel of Phoenix Life and Annuity Company, has passed upon the organization of PLAC, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the Account, PLAC and the policy.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of the Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 appear in the pages that follow. The consolidated financial statements of Phoenix included herein should be considered only as bearing upon the ability of Phoenix to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period. The Unaudited Interim Statutory Financial Statements of Phoenix Life and Annuity Company as of June 30, 2001 and the results of its operations and cash flows for the periods indicated also appear in the pages that follow.

PLAC C
--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

Phoenix   Developed Exclusively for Clark Bardes
  Executive
    Benefit - VUL

                            Phoenix Life and Annuity
                            Variable Universal Life Account
                            December 31, 2000

                      [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                 Oakhurst           Sanford        Engemann
                                             Engemann Nifty     Seneca Mid-     Growth and         Bernstein        Capital
                                                 Fifty          Cap Growth        Income         Mid-Cap Value      Growth
                                               Subaccount       Subaccount      Subaccount        Subaccount      Subaccount
                                             --------------     ----------      ----------       -------------    ----------
Assets
       Investments at cost                     $   15,173       $    5,337       $   10,188       $    5,091       $  14,680
                                               ==========       ==========       ==========       ==========       =========
       Investments at market                   $   11,954       $    4,436       $    9,107       $    5,585       $  11,625
                                               ----------       ----------       ----------       ----------       ---------
           Total assets                            11,954            4,436            9,107            5,585          11,625
                                               ----------       ----------       ----------       ----------       ---------
Liabilities
       Accrued expenses to related party               --               --               --               --              --
                                               ----------       ----------       ----------       ----------       ---------
Net assets                                     $   11,954       $    4,436       $    9,107       $    5,585       $  11,625
                                               ==========       ==========       ==========       ==========       =========
Accumulation units outstanding                      5,058            1,686            3,372            1,686           4,859
                                               ==========       ==========       ==========       ==========       =========
Unit value                                       2.363587         2.630870         2.701003         3.312297        2.392436
                                               ==========       ==========       ==========       ==========       =========

                                                                                 Seneca         J.P. Morgan
                                                Oakhurst         Aberdeen       Strategic         Research        Wanger U.S.
                                                Balanced         New Asia         Theme        Enhanced Index      Small-Cap
                                               Subaccount       Subaccount      Subaccount       Subaccount       Subaccount
                                               ----------       ----------      ----------     --------------     ----------
Assets
       Investments at cost                     $   22,392       $    5,156       $   24,462       $   25,609       $  20,231
                                               ==========       ==========       ==========       ==========       =========
       Investments at market                   $   19,457       $    4,557       $   16,218       $   22,343       $  21,152
                                               ----------       ----------       ----------       ----------       ---------
           Total assets                            19,457            4,557           16,218           22,343          21,152
                                               ----------       ----------       ----------       ----------       ---------
Liabilities
       Accrued expenses to related party               --               --               --               --              --
                                               ----------       ----------       ----------       ----------       ---------
Net assets                                     $   19,457       $    4,557       $   16,218       $   22,343       $  21,152
                                               ==========       ==========       ==========       ==========       =========
Accumulation units outstanding                      6,744            1,686            7,423            8,430           6,744
                                               ==========       ==========       ==========       ==========       =========
Unit value                                       2.885276         2.702749         2.184929         2.649998        3.136553
                                               ==========       ==========       ==========       ==========       =========

                                                  Wanger                                                          Templeton
                                              International       Wanger      Wanger Foreign      Templeton       Developing
                                                Small-Cap         Twenty          Forty             Growth         Markets
                                               Subaccount       Subaccount      Subaccount        Subaccount      Subaccount
                                              -------------     ----------    --------------      ----------      ----------
Assets
       Investments at cost                     $   17,086       $    5,058       $    5,058       $    5,058       $  15,174
                                               ==========       ==========       ==========       ==========       =========
       Investments at market                   $   13,057       $    5,391       $    4,543       $    5,088       $  12,454
                                               ----------       ----------       ----------       ----------       ---------
           Total assets                            13,057            5,391            4,543            5,088          12,454
                                               ----------       ----------       ----------       ----------       ---------
Liabilities
       Accrued expenses to related party               --               --               --               --              --
                                               ----------       ----------       ----------       ----------       ---------
Net assets                                     $   13,057       $    5,391       $    4,543       $    5,088       $  12,454
                                               ==========       ==========       ==========       ==========       =========
Accumulation units outstanding                      5,695            1,686            1,686            1,686           5,058
                                               ==========       ==========       ==========       ==========       =========
Unit value                                       2.292578         3.197494         2.694631         3.017694        2.462288
                                               ==========       ==========       ==========       ==========       =========

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000
                                   (Continued)

                                                                                                                     Morgan
                                                                                                                     Stanley
                                             EAFE(R) Equity    Janus Equity                     Morgan Stanley     Technology
                                                 Index            Income       Janus Growth      Focus Equity      Portfolio
                                               Subaccount       Subaccount      Subaccount        Subaccount       Subaccount
                                             --------------    ------------     ----------      --------------     ----------
Assets
       Investments at cost                     $   10,269       $   30,486       $   86,053       $    5,058       $  161,739
                                               ==========       ==========       ==========       ==========       ==========
       Investments at market                   $    9,187       $   28,005       $   70,751       $    4,100       $  108,199
                                               ----------       ----------       ----------       ----------       ----------
           Total assets                             9,187           28,005           70,751            4,100          108,199
                                               ----------       ----------       ----------       ----------       ----------
Liabilities
       Accrued expenses to related party               --               --               --               --              --
                                               ----------       ----------       ----------       ----------       ----------
Net assets                                     $    9,187       $   28,005       $   70,751       $    4,100       $  108,199
                                               ==========       ==========       ==========       ==========       ==========
Accumulation units outstanding                      3,372           10,116           28,661            1,686          54,519
                                               ==========       ==========       ==========       ==========       ==========
Unit value                                       2.724749         2.768396         2.468525         2.431716        1.984618
                                               ==========       ==========       ==========       ==========       ==========

                                                                     Janus Flex
                                                                       Income
                                                                     Subaccount
                                                                    ------------
Assets
       Investments at cost                                          $     20,988
                                                                    ============
       Investments at market                                        $     21,044
                                                                    ------------
           Total assets                                                   21,044
                                                                    ------------
Liabilities
       Accrued expenses to related party                                      --
                                                                    ------------
Net assets                                                          $     21,044
                                                                    ============
Accumulation units outstanding                                             6,744
                                                                    ============
Unit value                                                              3.120513
                                                                    ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                        Seneca                           Sanford
                                                                      Engemann         Mid-Cap       Oakhurst Growth     Bernstein
                                                                     Nifty Fifty        Growth         and Income      Mid-Cap Value
                                                                    Subaccount(2)    Subaccount(2)    Subaccount(2)    Subaccount(2)
                                                                    -------------    -------------   ----------------  -------------
Investment income
       Distributions                                                  $       --        $     --        $       49      $      39
Expenses
       Mortality, expense risk and administrative charges                     --              --                --             --
                                                                      ----------        --------        ----------      ---------
Net investment income (loss)                                                  --              --                49             39
                                                                      ----------        --------        ----------      ---------
Net realized gain (loss) from share transactions                             190             276               253            219
Net realized gain distribution from Fund                                      --             440                36             --
Net unrealized appreciation (depreciation) on investment                  (3,219)           (901)           (1,081)           494
                                                                      ----------        --------        ----------      ---------
Net gain (loss) on investments                                            (3,029)           (185)             (792)           713
                                                                      ----------        --------        ----------      ---------
Net increase (decrease) in net assets resulting from operations       $   (3,029)       $   (185)       $     (743)     $     752
                                                                      ==========        ========        ==========      =========

                                                                                                                         Seneca
                                                                       Engemann        Oakhurst         Aberdeen       Strategic
                                                                    Capital Growth     Balanced          New Asia        Theme
                                                                     Subaccount(2)   Subaccount(2)     Subaccount(2)  Subaccount(2)
                                                                    --------------   -------------     -------------  -------------
Investment income
       Distributions                                                  $        1        $    451        $      145      $      --
Expenses
       Mortality, expense risk and administrative charges                     --              --                --             --
                                                                      ----------        --------        ----------      ---------
Net investment income (loss)                                                   1             451               145             --
                                                                      ----------        --------        ----------      ---------
Net realized gain (loss) from share transactions                          (1,176)            238               (41)           347
Net realized gain distribution from Fund                                     807           2,116                --          2,194
Net unrealized appreciation (depreciation) on investment                  (3,055)         (2,935)             (599)        (8,244)
                                                                      ----------        --------        ----------      ---------
Net gain (loss) on investments                                            (3,424)           (581)             (640)        (5,703)
                                                                      ----------        --------        ----------      ---------
Net increase (decrease) in net assets resulting from operations       $   (3,423)       $   (130)       $     (495)     $  (5,703)
                                                                      ==========        ========        ==========      =========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                     J.P. Morgan
                                                                      Research                             Wanger
                                                                      Enhanced          Wanger U.S.     International     Wanger
                                                                        Index            Small-Cap        Small-Cap       Twenty
                                                                    Subaccount(2)      Subaccount(2)    Subaccount(2)  Subaccount(2)
                                                                    -------------      -------------    -------------  -------------
Investment income                                                     $    161          $       --       $       --     $       --
Expenses
       Mortality, expense risk and administrative charges                   --                  --               --             --
                                                                      --------          ----------       ----------     ----------
Net investment income (loss)                                               161                  --               --             --
                                                                      --------          ----------       ----------     ----------
Net realized gain (loss) from share transactions                          (327)                493           (1,281)           120
Net realized gain distribution from Fund                                   814                  --               --             --
Net unrealized appreciation (depreciation) on investment                (3,266)                921           (4,029)           333
                                                                      --------          ----------       ----------     ----------
Net gain (loss) on investments                                          (2,779)              1,414           (5,310)           453
                                                                      --------          ----------       ----------     ----------
Net increase (decrease) in net assets resulting from operations       $ (2,618)         $    1,414       $   (5,310)    $      453
                                                                      ========          ==========       ==========     ==========

                                                                                                         Templeton
                                                                         Wanger          Templeton       Developing   EAFE(R) Equity
                                                                     Foreign Forty        Growth           Markets        Index
                                                                     Subaccount(2)     Subaccount(1)    Subaccount(3)  Subaccount(2)
                                                                     -------------     -------------    ------------- --------------
Investment income
       Distributions                                                  $       --        $       --       $       --     $       --
Expenses
       Mortality, expense risk and administrative charges                     --                --               --             --
                                                                      ----------        ----------       ----------     ----------
Net investment income (loss)                                                  --                --               --             --
                                                                      ----------        ----------       ----------     ----------
Net realized gain (loss) from share transactions                             171               103               37            461
Net realized gain distribution from Fund                                      --                --               --            153
Net unrealized appreciation (depreciation) on investment                    (515)               30           (2,720)        (1,082)
                                                                      ----------        ----------       ----------     ----------
Net gain (loss) on investments                                              (344)              133           (2,683)        (1,390)
                                                                      ----------        ----------       ----------     ----------
Net increase (decrease) in net assets resulting from operations       $     (344)       $      133       $   (2,683)    $   (1,390)
                                                                      ==========        ==========       ==========     ==========

                                                                                                                        Morgan
                                                                                                                        Stanley
                                                                    Janus Equity          Janus       Morgan Stanley   Technology
                                                                       Income             Growth       Focus Equity    Portfolio
                                                                    Subaccount(2)      Subaccount(2)   Subaccount(2)  Subaccount(2)
                                                                    -------------      -------------   -------------  -------------
Investment income
       Distributions                                                  $     --          $       85       $       --     $       --
Expenses
       Mortality, expense risk and administrative charges                   --                  --               --             --
                                                                      --------          ----------       ----------     ----------
Net investment income (loss)                                                --                  85               --             --
                                                                      --------          ----------       ----------     ----------
Net realized gain (loss) from share transactions                          (642)               (989)              63          3,302
Net realized gain distribution from Fund                                    --                  --                5             33
Net unrealized appreciation (depreciation) on investment                (2,481)            (15,302)            (958)       (53,540)
                                                                      --------          ----------       ----------     ----------
Net gain (loss) on investments                                          (3,123)            (16,291)            (890)       (50,205)
                                                                      --------          ----------       ----------     ----------
Net increase (decrease) in net assets resulting from operations       $ (3,123)         $  (16,206)      $     (890)    $  (50,205)
                                                                      ========          ==========       ==========     ==========

                                                                     Janus Flex
                                                                       Income
                                                                   Subaccount(3)
                                                                   -------------
Investment income
       Distributions                                                $      1,075
Expenses
       Mortality, expense risk and administrative charges                     --
                                                                    ------------
Net investment income (loss)                                               1,075
                                                                    ------------
Net realized gain (loss) from share transactions                              20
Net realized gain distribution from Fund                                      --
Net unrealized appreciation (depreciation) on investment                      56
                                                                    ------------
Net gain (loss) on investments                                                76
                                                                    ------------
Net increase (decrease) in net assets resulting from operations     $      1,151
                                                                    ============

(1)   From inception June 16, 2000 to December 31, 2000
(2)   From inception June 19, 2000 to December 31, 2000
(3)   From inception June 20, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                                                   Oakhurst
                                                                Engemann        Seneca            Growth and
                                                               Nifty Fifty    Mid-Cap Grow          Income
                                                              Subaccount(2)   Subaccount(2)      Subaccount(2)
                                                              -------------   -------------      -------------
From operations
       Net investment income (loss)                            $      --        $       --        $       49
       Net realized gain (loss)                                      190               716               289
       Net unrealized appreciation (depreciation)                 (3,219)             (901)           (1,081)
                                                               ---------        ----------        ----------
       Net increase (decrease) resulting from operations          (3,029)             (185)             (743)
                                                               ---------        ----------        ----------
From accumulation unit transactions
       Participant deposits                                       15,984             5,329            10,656
       Participant transfers                                          --                --                --
       Participant withdrawals                                    (1,001)             (708)             (806)
                                                               ---------        ----------        ----------
       Net increase (decrease) in net assets resulting
           from participant transactions                          14,983             4,621             9,850
                                                               ---------        ----------        ----------
       Net increase (decrease) in net assets                      11,954             4,436             9,107
Net assets
       Beginning of period                                            --                --                --
                                                               ---------        ----------        ----------
       End of period                                           $  11,954        $    4,436        $    9,107
                                                               =========        ==========        ==========

                                                                Sanford
                                                               Bernstein        Engemann          Oakhurst
                                                             Mid-Cap Value    Capital Growth      Balanced
                                                             Subaccount(2)    Subaccount(2)     Subaccount(2)
                                                             -------------    --------------    -------------
From operations
       Net investment income (loss)                            $      39        $        1        $      451
       Net realized gain (loss)                                      219              (369)            2,354
       Net unrealized appreciation (depreciation)                    494            (3,055)           (2,935)
                                                               ---------        ----------        ----------
       Net increase (decrease) resulting from operations             752            (3,423)             (130)
                                                               ---------        ----------        ----------
From accumulation unit transactions
       Participant deposits                                        5,329            21,358            21,312
       Participant transfers                                          --            (5,000)               --
       Participant withdrawals                                      (496)           (1,310)           (1,725)
                                                               ---------        ----------        ----------
       Net increase (decrease) in net assets resulting
           from participant transactions                           4,833            15,048            19,587
                                                               ---------        ----------        ----------
       Net increase (decrease) in net assets                       5,585            11,625            19,457
Net assets
       Beginning of period                                            --                --                --
                                                               ---------        ----------        ----------
       End of period                                           $   5,585        $   11,625        $   19,457
                                                               =========        ==========        ==========

                                                                                                  J.P. Morgan
                                                                                                  Researched
                                                               Aberdeen           Seneca           Enhanced
                                                               New Asia       Strategic Theme        Index
                                                             Subaccount(2)     Subaccount(2)     Subaccount(2)
                                                             -------------    ---------------    -------------
From operations
       Net investment income (loss)                            $     145        $       --        $      161
       Net realized gain (loss)                                      (41)            2,541               487
       Net unrealized appreciation (depreciation)                   (599)           (8,244)           (3,266)
                                                               ---------        ----------        ----------
       Net increase (decrease) resulting from operations            (495)           (5,703)           (2,618)
                                                               ---------        ----------        ----------
From accumulation unit transactions
       Participant deposits                                        5,380            26,640            26,641
       Participant transfers                                          --            (2,500)               --
       Participant withdrawals                                      (328)           (2,219)           (1,680)
                                                               ---------        ----------        ----------
       Net increase (decrease) in net assets resulting
           from participant transactions                           5,052            21,921            24,961
                                                               ---------        ----------        ----------
       Net increase (decrease) in net assets                       4,557            16,218            22,343
Net assets
       Beginning of period                                            --                --                --
                                                               ---------        ----------        ----------
       End of period                                           $   4,557        $   16,218        $   22,343
                                                               =========        ==========        ==========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                Wanger
                                                              Wanger U.S.    International      Wanger
                                                               Small-Cap       Small-Cap        Twenty
                                                             Subaccount(2)   Subaccount(2)   Subaccount(2)
                                                             -------------   -------------   -------------
From operations
       Net investment income (loss)                            $     --        $     --        $    --
       Net realized gain (loss)                                     493          (1,281)           120
       Net unrealized appreciation (depreciation)                   921          (4,029)           333
                                                               --------        --------        -------
       Net increase (decrease) resulting from operations          1,414          (5,310)           453
                                                               --------        --------        -------
From accumulation unit transactions
       Participant deposits                                      21,312          21,298          5,325
       Participant transfers                                         --          (2,538)            --
       Participant withdrawals                                   (1,574)           (393)          (387)
                                                               --------        --------        -------
       Net increase (decrease) in net assets resulting
           from participant transactions                         19,738          18,367          4,938
                                                               --------        --------        -------
       Net increase (decrease) in net assets                     21,152          13,057          5,391
Net assets
       Beginning of period                                           --              --             --
                                                               --------        --------        -------
       End of period                                           $ 21,152        $ 13,057        $ 5,391
                                                               ========        ========        =======

                                                                                             Templeton
                                                                Wanger        Templeton      Developing
                                                             Foreign Forty      Growth        Markets
                                                             Subaccount(2)   Subaccount(1)  Subaccount(3)
                                                             -------------   -------------  -------------
From operations
       Net investment income (loss)                            $     --        $     --        $    --
       Net realized gain (loss)                                     171             103             37
       Net unrealized appreciation (depreciation)                  (515)             30         (2,720)
                                                               --------        --------        -------
       Net increase (decrease) resulting from operations           (344)            133         (2,683)
                                                               --------        --------        -------
From accumulation unit transactions
       Participant deposits                                       5,325           5,329         16,105
       Participant transfers                                         --              --             --
       Participant withdrawals                                     (438)           (374)          (968)
                                                               --------        --------        -------
       Net increase (decrease) in net assets resulting
           from participant transactions                          4,887           4,955         15,137
                                                               --------        --------        -------
       Net increase (decrease) in net assets                      4,543           5,088         12,454
Net assets
       Beginning of period                                           --              --             --
                                                               --------        --------        -------
       End of period                                           $  4,543        $  5,088        $12,454
                                                               ========        ========        =======

                                                                               Janus
                                                             EAFE(R) Equity    Equity
                                                                 Index         Income       Janus Growth
                                                             Subaccount(1)   Subaccount(1)  Subaccount(1)
                                                             --------------  -------------  -------------
From operations
       Net investment income (loss)                            $     --        $     --        $    85
       Net realized gain (loss)                                    (308)           (642)          (989)
       Net unrealized appreciation (depreciation)                (1,082)         (2,481)       (15,302)
                                                               --------        --------        -------
       Net increase (decrease) resulting from operations         (1,390)         (3,123)       (16,206)
                                                               --------        --------        -------
From accumulation unit transactions
       Participant deposits                                      11,234          32,051         92,544
       Participant transfers                                         --              --             --
       Participant withdrawals                                     (657)           (923)        (5,587)
                                                               --------        --------        -------
       Net increase (decrease) in net assets resulting
           from participant transactions                         10,577          31,128         86,957
                                                               --------        --------        -------
       Net increase (decrease) in net assets                      9,187          28,005         70,751
Net assets
       Beginning of period                                           --              --             --
                                                               --------        --------        -------
       End of period                                           $  9,187        $ 28,005        $70,751
                                                               ========        ========        =======

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                              Morgan Stanley
                                                             Morgan Stanley     Technology          Janus Flex
                                                              Focus Equity       Portfolio            Income
                                                              Subaccount(1)    Subaccount(1)       Subaccount(2)
                                                              -------------   --------------      --------------
From operations
       Net investment income (loss)                            $       --        $        --        $     1,075
       Net realized gain (loss)                                        68              3,335                 20
       Net unrealized appreciation (depreciation)                    (958)           (53,540)                56
                                                               ----------        -----------        -----------
       Net increase (decrease) resulting from operations             (890)           (50,205)             1,151
                                                               ----------        -----------        -----------
From accumulation unit transactions
       Participant deposits                                         5,328            159,844             21,313
       Participant transfers                                           --             10,000                 --
       Participant withdrawals                                       (338)           (11,440)            (1,420)
                                                               ----------        -----------        -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                            4,990            158,404             19,893
                                                               ----------        -----------        -----------
       Net increase (decrease) in net assets                        4,100            108,199             21,044
Net assets
       Beginning of period                                             --                 --                 --
                                                               ----------        -----------        -----------
       End of period                                           $    4,100        $   108,199        $    21,044
                                                               ==========        ===========        ===========

(1)   From inception June 16, 2000 to December 31, 2000
(2)   From inception June 19, 2000 to December 31, 2000
(3)   From inception June 20, 2000 to December 31, 2000

                        See Notes to Financial Statements

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      Phoenix Life and Annuity Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 21 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust Nasdaq 100 Index(R) Series seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PLAC.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PLAC and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                          Purchases        Sales
----------                                                          ---------        -----
The Phoenix Edge Series Fund:
      Phoenix-Aberdeen New Asia Series                              $ 10,599       $  5,402
      Phoenix-Engemann Capital Growth Series                          42,624         26,768
      Phoenix-Engemann Nifty Fifty Series                             31,363         16,379
      Phoenix-J.P. Morgan Research Enhanced Index Series              53,245         27,309
      Phoenix-Janus Equity Income Series                              62,887         31,759
      Phoenix-Janus Flexible Income Series                            42,891         21,923
      Phoenix-Janus Growth Series                                    177,804         90,762
      Phoenix-Morgan Stanley Focus Equity Series                      10,459          5,464
      Phoenix-Oakhurst Balanced Series                                44,384         22,229
      Phoenix-Oakhurst Growth and Income Series                       20,993         11,058
      Phoenix-Sanford Bernstein Mid-Cap Value Series                  10,493          5,621
      Phoenix-Seneca Mid-Cap Growth Series                            10,894          5,833
      Phoenix-Seneca Strategic Theme Series                           54,465         30,350

Deutsche Asset Management VIT Funds:
      EAFE(R) Equity Index Fund                                       21,061         10,332

Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Securities Fund -- Class 2         31,362         16,225
      Templeton Growth Securities Fund -- Class 2                     10,455          5,500

The Universal Institutional Funds, Inc.:
      Technology Portfolio                                           323,660        165,223

Wanger Advisors Trust:
      Wanger Foreign Forty                                            10,105          5,218
      Wanger International Small-Cap                                  41,816         23,449
      Wanger Twenty                                                   10,454          5,516
      Wanger U.S. Small-Cap                                           41,817         22,079

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                                          Subaccount
                                                    -------------------------------------------------------------------------------
                                                                                                Phoenix-
                                                                    Phoenix-      Phoenix-      Sanford      Phoenix-
                                                      Phoenix-       Seneca       Oakhurst     Bernstein     Engemann      Phoenix-
                                                      Engemann       Mid-Cap     Growth and     Mid-Cap       Capital      Oakhurst
                                                    Nifty Fifty      Growth        Income        Value        Growth       Balanced
                                                      Series         Series        Series        Series       Series        Series
                                                    -----------      ------      ----------   ----------     --------      --------
Units outstanding, beginning of period                     --            --            --            --            --            --
Participant deposits                                    5,464         1,950         3,660         1,831         7,455         7,322
Participant transfers                                      --            --            --            --        (2,090)           --
Participant withdrawals                                  (406)         (264)         (288)         (145)         (506)         (578)
                                                       ------        ------        ------        ------        ------        ------
Units outstanding, end of period                        5,058         1,686         3,372         1,686         4,859         6,744
                                                       ======        ======        ======        ======        ======        ======

                                                                    Phoenix-      Phoenix-
                                                      Phoenix-      Seneca      J.P. Morgan
                                                      Aberdeen     Strategic      Research       Wanger       Wanger
                                                      New Asia       Theme        Enhanced         U.S.    International     Wanger
                                                       Series       Series      Index Series    Small-Cap    Small-Cap       Twenty
                                                      --------     ---------    ------------    ---------  -------------     ------
Units outstanding, beginning of period                     --            --            --            --            --            --
Participant deposits                                    1,783         9,553         9,038         7,228         6,957         1,804
Participant transfers                                      --        (1,144)           --            --        (1,090)           --
Participant withdrawals                                   (97)         (986)         (608)         (484)         (172)         (118)
                                                       ------        ------        ------        ------        ------        ------
Units outstanding, end of period                        1,686         7,423         8,430         6,744         5,695         1,686
                                                       ======        ======        ======        ======        ======        ======

                                                                                                             Phoenix-
                                                                                                              Janus        Phoenix-
                                                       Wanger                    Templeton       EAFE(R)      Equity         Janus
                                                      Foreign      Templeton     Developing      Equity       Income        Growth
                                                       Forty         Growth        Markets       Index        Series        Series
                                                      --------     ---------     ----------      -----       --------      --------
Units outstanding, beginning of period                     --            --            --            --            --            --
Participant deposits                                    1,715         1,805         5,386         3,391        10,449        30,036
Participant transfers                                      --            --            --            --            --            --
Participant withdrawals                                   (29)         (119)         (328)          (19)         (333)       (1,375)
                                                       ------        ------        ------        ------        ------        ------
Units outstanding, end of period                        1,686         1,686         5,058         3,372        10,116        28,661
                                                       ======        ======        ======        ======        ======        ======

                                                 Phoenix-                      Phoenix-
                                                  Morgan        Morgan          Janus
                                                 Stanley        Stanley        Flexible
                                                  Focus        Technology       Income
                                              Equity Series    Portfolio        Series
                                              -------------    ---------       --------
Units outstanding, beginning of period                 --              --            --
Participant deposits                                1,820          55,041         7,181
Participant transfers                                  --           5,039            --
Participant withdrawals                              (134)         (5,561)         (437)
                                                ---------      ----------      --------
Units outstanding, end of period                    1,686          54,519         6,744
                                                =========      ==========      ========

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Policy Loans

      Transfers are made to PLAC's guaranteed interest account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of the policy value, reduced by an amount equal to the surrender charge with interest of [2.75% due in policy years 1-10, 2.5% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter for all states except New York and New Jersey] and [4.75% due in policy years 1-10, 4.5 % due in policy years 11-15 and 4.25% due in policy years 16 and thereafter in New York and New Jersey], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to PLAC's guaranteed interest account as collateral for the outstanding loan. These transfers are included as participant withdrawals in the accompanying financial statements. Amounts in the guaranteed interest account are credited with interest at 2% for all states except New York and New Jersey and 4% for New York and New Jersey. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

      PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $23,021 during the period ended December 31, 2000.

      As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, not to exceed $120 annually, by a withdrawal of participant units prorated among the elected Subaccounts. Such costs aggregated $2,040 during the period ended December 31, 2000.

      Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any sales charges and premium taxes is deducted from policy value and paid to PLAC. As of December 31, 2000, PLAC has waived the partial surrender fees.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PLAC.

      Sales charges, ranging from 0% to 5% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and premium taxes which currently range from 2.25% to 5.5% of premiums paid based on the state where the policyowner resides, are paid to Phoenix by a withdrawal of participant units. In the event of a surrender before ten years, the unpaid balance of the sales charges and premium taxes is deducted and paid to PLAC.

      PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, PLAC charges each policy on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts. Unit value is not affected by mortality and expense charges.

Note 7--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life and Annuity Company and
  Participants of Phoenix Life and Annuity Variable Universal Life Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Sanford Bernstein Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Aberdeen New Asia, Seneca Strategic Theme, J.P. Morgan Research Enhanced Index, Wanger U.S. Small-Cap, Wanger International Small-Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Growth, Templeton Developing Markets, EAFE(R) Equity Index, Janus Equity Income, Janus Growth, Morgan Stanley Focus Equity, Technology Portfolio and Janus Flex Income (constituting the Phoenix Life and Annuity Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHOENIX LIFE AND ANNUITY UNIVERSAL LIFE ACCOUNT



Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06115


UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF
         PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2000

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS

--------------------------------------------------------------------------------



                                                                            PAGE

Report of Independent Accountants ........................................  F-3

Balance Sheet as of December 31, 2000 and 1999............................  F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.......................................  F-5

Statement of Cash Flows for the year ended
   December 31, 2000, 1999 and 1998.......................................  F-6

Notes to Financial Statements......................................  F-7 - F-17

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                         Telephone (860)241 7000
                                                         Facsimile (860)241 7590



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

February 15, 2001

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET

--------------------------------------------------------------------------------


                                                                                  AS OF DECEMBER 31,
                                                                       ------------------------------------------
                                                                             2000                     1999
                                                                       ------------------       -----------------
                                                                                    (IN THOUSANDS)

Assets:
Investments

     Available-for-sale debt securities, at fair value                 $           9,666         $         9,080
     Short-term investments                                                        6,663                   6,302
                                                                       ------------------       -----------------
     Total investments                                                            16,329                  15,382

Cash and cash equivalents                                                            143                     112
Accrued investment income                                                            394                     214
Deferred income taxes                                                                                        273
Due and uncollected premium                                                        1,259                     319
Deferred policy acquisition costs                                                  4,605                     749
Other assets                                                                         879                     504
Goodwill, net                                                                        507                     604
Separate account assets                                                            1,297
                                                                       ------------------       -----------------
     Total assets                                                      $         25,413         $         18,157
                                                                       ==================       =================


Liabilities:
     Policy liabilities and accruals                                   $           3,996         $         1,547
     Deferred income taxes                                                           202
     Due to affiliates                                                             1,987                     395
     Other liabilities                                                             1,765                     614
     Separate account liabilities                                                  1,297
                                                                       ------------------       -----------------
     Total liabilities                                                             9,247                   2,556
                                                                       ------------------       -----------------

Equity:
      Common stock, $100 par value (40,000 shares
        authorized, 25,000 shares issued and outstanding)                          2,500                   2,500
     Additional paid-in capital                                                   11,664                  11,664
     Retained earnings                                                             2,081                   1,562
     Accumulated other comprehensive loss                                            (79)                   (125)
                                                                       ------------------       -----------------
     Total equity                                                                 16,166                  15,601
                                                                       ------------------       -----------------
     Total liabilities and equity                                      $         25,413         $         18,157
                                                                       ==================       =================





        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------
                                                                     2000              1999              1998
                                                                ---------------   ----------------  ----------------
                                                                                  (IN THOUSANDS)

Revenues
     Premiums                                                   $         3,106    $        1,436
     Insurance and investment product fees                                  936               464
     Net investment income                                                1,049               715   $           688
     Net realized investment gains                                            3
                                                                ---------------   ----------------  ----------------
          Total revenues                                                  5,094             2,615               688
                                                                ---------------   ----------------  ----------------

Benefits and expenses
     Policy benefits and increase in policy liabilities                     626               916
     Amortization of goodwill                                                97                97                97
     Amortization of deferred policy acquisition costs                      582
     Other operating expenses                                             2,990               535                63
                                                                ---------------   ----------------  ----------------
          Total benefits and expenses                                     4,295             1,548               160
                                                                ---------------   ----------------  ----------------

Income before income taxes                                                  799             1,067               528


Income taxes                                                                280               372               175
                                                                ---------------   ----------------  ----------------
Net income                                                                  519               695               353
                                                                ---------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes
  Unrealized gains (losses) on securities                                    48              (458)              202
  Reclassification adjustment for net realized gains
   included in net income                                                    (2)
                                                                ---------------   ----------------  ----------------
         Total other comprehensive income  (loss)                            46              (458)              202
                                                                ---------------   ----------------  ----------------

Comprehensive income                                                        565               237               555
Capital contributions                                                                       3,000
                                                                ---------------   ----------------  ----------------
Net increase in equity                                                      565             3,237               555
Equity, beginning of year                                                15,601            12,364            11,809
                                                                ---------------   ----------------  ----------------

Equity, end of year                                             $        16,166   $        15,601   $        12,364
                                                                ===============   ================  ===============



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     2000              1999              1998
                                                                --------------    --------------    --------------
                                                                                  (IN THOUSANDS)

Cash flows from operating activities:

Net income                                                      $          519    $          695     $         353
Adjustments to reconcile net income to net cash
   provided by operating activities:
Net realized investment gains                                               (3)
Amortization of goodwill                                                    97                97                97
Deferred income taxes (benefits)                                           451              (178)              (24)
Increase in accrued investment income                                     (180)              (45)              (17)
Increase in due and uncollected premium                                   (940)             (319)
Increase in deferred policy acquisition costs                           (3,856)             (284)
Increase in policy liabilities and accruals                              2,449             1,547
Change in other assets/liabilities, net                                    776              (110)
Other operating activities, net                                          1,589               158               (29)
                                                                ---------------   ---------------   ---------------
Net cash provided by operating activities                                  902             1,561               380
                                                                ---------------   ---------------   ---------------

Cash flow from investing activities:
Proceeds from sales, maturities or repayments
  of available-for-sale debt securities                                    503
Purchase of available-for-sale debt securities                          (1,013)                             (2,246)
Change in short-term investments, net                                     (361)           (4,548)            1,917
                                                                --------------    --------------    --------------
Net cash used for investing activities                                    (871)           (4,548)             (329)
                                                                --------------    --------------    --------------

Cash flow from financing activities:

Capital contributions from parent                                                          3,000
                                                                --------------    --------------    --------------
Net cash provided by financing activities                                                  3,000
                                                                --------------    --------------    --------------

Net change in cash and cash equivalents                                     31                13                51
Cash and cash equivalents, beginning of year                               112                99                48
                                                                --------------    --------------    --------------
Cash and cash equivalents, end of year                          $          143     $         112     $          99
                                                                ==============    ==============    ==============
Supplemental cash flow information:
Income taxes paid, net                                          $          683     $         410     $         213


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Life and Annuity Company (Phoenix Life and Annuity) offers various non-participating life insurance products in the United States of America. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include U.S. government and agency bonds and corporate securities. Phoenix Life and Annuity classifies its debt security investments as available-for-sale. These investments are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value. Phoenix Life and Annuity considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life and Annuity does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life and Annuity's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life and Annuity. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges. Liabilities for the 100% indemnity assumed term business include assumed basic and deficiency reserves (see
     Note 8 - "Reinsurance").

     PREMIUMS AND FEE REVENUE AND RELATED EXPENSES

     Term insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable and universal life products consist of net investment income, contract, mortality and administration charges assessed against the fund values during the period. Related benefit expenses include benefit claims in excess of fund values and net investment income credited to fund values. Revenues for the 100% indemnity assumed term business consist of premiums and net investment income. Related benefit expenses include 100% of the assumed term benefit claims (see Note 8 - "Reinsurance").

     REINSURANCE

     Phoenix Life and Annuity utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INCOME TAXES

     For the tax year ended December 31, 2000, Phoenix Life and Annuity will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). Phoenix Life and Annuity was included in the life/nonlife consolidated federal income tax return filed by Phoenix for years 1996 through 1998.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, goodwill, policy acquisition costs and unrealized gains or losses on investments.

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life and Annuity incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life and Annuity's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.

     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, Phoenix Life and Annuity adopted Statement of Position
     (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix Life and Annuity's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION

     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to Phoenix Life and Annuity's investments, net investment income and investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:



                                                                       GROSS             GROSS
                                                   AMORTIZED         UNREALIZED        UNREALIZED            FAIR
                                                      COST              GAINS            LOSSES              VALUE
                                                ----------------  ----------------  ----------------   ----------------
                                                                            (IN THOUSANDS)

     Available-for-sale:
     U.S. government and agency bonds           $         5,662   $           139                      $         5,801
     Corporate securities                                 4,126                     $          (261)             3,865
                                                ----------------  ----------------  ----------------   ----------------

     Total                                      $         9,788   $           139   $          (261)   $         9,666
                                                ================  ================  ================   ================



     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:


                                                                      GROSS              GROSS
                                                    AMORTIZED        UNREALIZED        UNREALIZED            FAIR
                                                       COST           GAINS              LOSSES              VALUE
                                                ----------------  ----------------  ----------------   ----------------
                                                                            (IN THOUSANDS)

     Available-for-sale:
     U.S. government and agency bonds           $         5,138   $            25   $            (4)   $         5,159
     Corporate securities                                 4,134                                (213)             3,921
                                                ----------------  ----------------  ----------------   ----------------

     Total                                      $         9,272   $            25   $          (217)   $         9,080
                                                ================  ================  ================   ================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                     AVAILABLE-FOR-SALE
                                              ---------------------------------
                                                 AMORTIZED           FAIR
                                                    COST             VALUE
                                              ---------------   ---------------
                                                       (IN THOUSANDS)

     Due after one year through five years    $        5,662    $        5,801
     Due after five years through ten years            1,546             1,497
     Due after ten years                               2,580             2,368
                                              ---------------   ---------------

     Total                                    $        9,788    $        9,666
                                              ===============   ===============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:


                                             2000              1999             1998
                                        ---------------   ---------------  ---------------
                                                           (IN THOUSANDS)

     Debt securities                    $          609    $          608   $          583
     Short-term investments                        453               118              115
                                        ---------------   ---------------  ---------------

        Sub-total                                1,062               726              698
     Less: investment expenses                      13                11               10
                                        ---------------   ---------------  ---------------

     Net investment income              $        1,049    $          715   $          688
                                        ===============   ===============  ===============

     INVESTMENT GAINS AND LOSSES

     Net unrealized investment gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                     2000              1999             1998
                                                ---------------   ---------------  ---------------
                                                                  (IN THOUSANDS)

     Debt securities                            $           73    $         (704)  $          311
     Deferred income taxes (benefits)                       25              (246)             109
                                                ---------------   ---------------  ---------------

     Net unrealized investment gains (losses)
         on securities available-for-sale       $           48    $         (458)  $          202
                                                ===============   ===============  ===============

     The proceeds from sales of available-for-sale debt securities for the year ended December 31, 2000 were $503.0 thousand. There were no sales for the year ended December 31, 1999 and 1998. The gross realized gains associated with these sales were $3.3 thousand. There were no realized gains for the year ended December 31, 1999, and 1998.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   GOODWILL

     Phoenix Life and Annuity was acquired by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed down to Phoenix Life and Annuity from PM Holdings.

     Goodwill was as follows:

                                                     DECEMBER 31,
                                           ---------------------------------
                                                2000              1999
                                           ---------------   ---------------
                                                    (IN THOUSANDS)

     Goodwill                              $          969     $         969
     Accumulated amortization                        (462)             (365)
                                           ---------------   ---------------
     Total goodwill, net                   $          507     $         604
                                           ===============   ===============

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                           2000                1999               1998
                     -----------------   -----------------   ----------------
                                         (IN THOUSANDS)
     Income taxes:
          Current    $           (171)   $            550    $           199
          Deferred                451                (178)               (24)
                     -----------------   -----------------   ----------------
     Total           $            280    $            372    $           175
                     =================   =================   ================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows:


                                                     2000                    1999                    1998
                                            ----------------------- ----------------------  -----------------------
                                            (IN THOUSANDS)     %    (IN THOUSANDS)    %     (IN THOUSANDS)     %
                                            --------------- ------- ----------------------  --------------- -------

     Income tax expense at statutory rate   $          280     35%  $          373    35%   $          185     35%
     Goodwill                                                                                          (10)   (2%)
     Other, net                                                                 (1)    0%
                                            --------------- ------- --------------- ------  --------------- -------
     Income taxes                           $          280     35%  $          372    35%   $          175     33%
                                            =============== ======= =============== ======  =============== =======

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax liability (asset) represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                                       2000              1999
                                                                  ---------------   ---------------
                                                                           (IN THOUSANDS)

     Future policyholder benefits                                 $         (577)   $         (206)
     DAC                                                                     857                28
     Investments                                                              17                13
     Goodwill                                                                (52)              (41)
                                                                  ---------------   ---------------
                                                                             245              (206)
     Net unrealized investment losses                                        (43)              (67)
                                                                  ---------------   ---------------
     Deferred income tax liability (asset), net                   $          202    $         (273)
                                                                  ===============   ===============

     Gross deferred income tax assets totaled $672 thousand and $314 thousand at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $874 thousand and $41 thousand at December 31, 2000 and 1999, respectively. It is management's assessment, based on Phoenix Life and Annuity's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets as of December 31, 2000 and 1999, will be realized.

     Phoenix Life and Annuity's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:



                                                                2000                1999                1998
                                                         -----------------   -----------------   -----------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
        available-for-sale
     Before-tax amount                                   $             73    $           (704)   $            311
     Income tax expense (benefit)                                      25                (246)                109
                                                         -----------------   -----------------   -----------------
     Total                                               $             48    $           (458)   $            202
                                                         =================   =================   =================

     Reclassification adjustment for losses
       realized in net income:

     Before-tax amount                                                 (3)
     Income tax benefit                                                (1)
                                                         -----------------   -----------------   -----------------
     Total                                                             (2)
                                                         -----------------   -----------------   -----------------

     Net unrealized gains (losses) on securities available-for-sale:

     Before-tax amount                                                 70                (704)                311
     Income tax expense (benefit)                                      24                (246)                109
                                                         -----------------   -----------------   -----------------
     Total                                               $             46    $           (458)   $            202
                                                         =================   =================   =================


     The following table summarizes accumulated other comprehensive loss balances:

                                                                            DECEMBER 31,
                                                                  --------------------------------
                                                                       2000              1999
                                                                  ---------------   --------------
                                                                            (IN THOUSANDS)

     Accumulated other comprehensive (loss) income on securities available-for-sale:

     Balance, beginning of year                                   $         (125)   $         333
     Change during period                                                     46             (458)
                                                                  ---------------   --------------
     Balance, end of year                                         $          (79)   $        (125)
                                                                  ===============   ==============

                                      F-14

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.   REINSURANCE

     On January 1, 1999, Phoenix Life and Annuity assumed a closed block of yearly renewable rate term business of Phoenix through a 100% indemnity reinsurance arrangement. Phoenix Life and Annuity had approximately $105.3 million in force and $28.0 thousand of reinsurance payable on the paid and unpaid losses of this business as of December 31, 2000. There was approximately $149.4 million in force and $28.0 thousand of reinsurance payable on paid and unpaid losses of this business as of December 31, 1999.

     In connection with Phoenix Life and Annuity's life insurance products, automatic treaties with unaffiliated reinsurers were established, beginning in 1999, covering 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. Phoenix Life and Annuity had approximately $0.5 billion of net insurance in force, including $2.3 billion of direct in force less $1.8 billion of reinsurance ceded as of December 31, 2000. Phoenix Life and Annuity had approximately $165.5 million of net insurance in force, including $226.7 million of direct in force less $61.2 million of reinsurance ceded as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to Phoenix Life and Annuity and is reimbursed through a cost allocation process. The expenses allocated to Phoenix Life and Annuity were $2.5 million and $0.7 million for the year ended December 31, 2000 and 1999, respectively. There were no expenses allocated in 1998. Amounts payable were $1.7 million and $0.7 million as of December 31, 2000 and 1999, respectively.

     Phoenix pays commissions to producers who sell products offered by Phoenix Life and Annuity. Commissions paid by Phoenix on behalf of Phoenix Life and Annuity were $2.5 million and $0.4 million for the year ended December 31, 2000 and 1999, respectively. Amounts payable to Phoenix were $0.5 million and $0.3 million as of December 31, 2000 and 1999, respectively.

     Beginning in 2000, PHL Associates, Inc., a wholly-owned subsidiary of Phoenix, sold and serviced various Phoenix Life and Annuity's non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates for the year ended December 31, 2000 were $1.2 million. The amount payable was $0.4 million as of December 31, 2000.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized as of December 31:

                                                 2000              1999
                                            ---------------   ---------------
                                                     (IN THOUSANDS)

     Balance at beginning of year           $          749
     Acquisition cost deferred                       4,438    $          749
     Amortized to expense during the year              (58)
                                            ---------------   ---------------
     Balance at end of year                 $        4,605    $          749
                                            ===============   ===============

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments.

12.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999, and 1998.

     Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles statutory net income of Phoenix Life and Annuity to the net income as reported in these financial statements for the year ended December 31:


                                                               2000                1999                1998
                                                         -----------------   -----------------   -----------------
                                                                              (IN THOUSANDS)

     Statutory net (loss) income                         $         (1,348)   $            695    $            426
     DAC, net                                                       3,856                 749
     Future policy benefits                                        (1,433)               (830)
     Amortization of goodwill                                         (97)                (97)                (97)
     Deferred income taxes                                           (451)                178                  24
     Other, net                                                        (8)
                                                         -----------------   -----------------   -----------------
     Net income, as reported                             $            519    $            695    $            353
                                                         =================   =================   =================

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles statutory surplus and asset valuation reserve
     (AVR) of Phoenix Life and Annuity as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                2000              1999
                                           ---------------   ---------------
                                                     (IN THOUSANDS)

     Statutory surplus and AVR             $       13,647    $       14,995
     DAC, net                                       4,605               749
     Future policy benefits                        (2,273)             (830)
     Investment valuation allowances                  (12)             (190)
     Goodwill, net                                    507               604
     Deferred income taxes                           (202)              273
     Other, net                                         2
                                           ---------------   ---------------
     Equity, as reported                   $       16,166    $       15,601
                                           ===============   ===============

     Statutory net income and statutory surplus and AVR for 1999 represent financial results as reported to regulatory authorities except for the following adjustment: Statutory net income and statutory surplus was decreased by $383 thousand to reflect expenses, net of income taxes, associated with new business issued in the later part of 1999. These expenses were recorded in the first quarter of 2000.

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by Phoenix Life and Annuity during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on Phoenix Life and Annuity's statutory surplus is expected to decrease surplus approximately $143.4 thousand (unaudited), primarily as a result of recording deferred income taxes and non-admitting certain investment income.

13.  INDEMNIFICATION

     In 1996, PM Holdings acquired Savers Life from Central United Life. Prior to the acquisition, Savers Life had assumed reinsurance contracts with three unaffiliated reinsurers. This business, assumed between 1986 and 1989, was subsequently assigned to Winterthur Life Re Insurance Company in October 1995. Under the terms of the stock purchase agreement between PM Holdings and Central United Life, Central United Life will indemnify PM Holdings and its affiliates for any liability in excess of $15,000 resulting from these reinsurance contracts.

14.  REORGANIZATION AND INITIAL PUBLIC OFFERING (UNAUDITED)

    Phoenix Life and Annuity's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of its parent unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHOENIX LIFE AND
ANNUITY COMPANY

(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
JUNE 30, 2001

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENT OF ADMITTED ASSETS, LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------


                                                                         (UNAUDITED)
                                                                           JUNE 30,                DECEMBER 31,
                                                                             2001                      2000
                                                                     ---------------------     ----------------------
                                                                                     (IN THOUSANDS)
Assets

    Bonds, at amortized cost                                                $      9,280               $      9,788
    Cash and short-term investments, at amortized cost                             5,175                      6,807
                                                                     ---------------------     ----------------------
Total cash and invested assets                                                    14,455                     16,595
                                                                     ---------------------     ----------------------
Deferred and uncollected premiums                                                  1,765                      1,260
Due and accrued investment income                                                    328                        394
Federal income taxes receivable                                                      332                        725
Receivable from affiliate, net                                                     1,229
Other assets                                                                         227                        151
Separate account assets                                                            2,264                      1,297
                                                                     ---------------------     ----------------------
    Total assets                                                           $      20,600              $      20,422
                                                                     =====================     ======================

Liabilities and stockholder's equity
    Policy liabilities and accruals                                               $5,968                    $ 3,223
    Payable to affiliate, net                                                                                 1,987
    Interest maintenance reserve (IMR)                                                                            2
    Asset valuation reserve (AVR)                                                     14                         24
    Other liabilities                                                                568                        266
    Separate account liabilities                                                   2,264                      1,297
                                                                     ---------------------     ----------------------
        Total liabilities                                                          8,814                      6,799
                                                                     ---------------------     ----------------------
Common stock, $100 par value, 40,000 shares
    authorized; 25,000 shares issued and outstanding                               2,500                      2,500
Paid-in capital                                                                   10,645                     10,645
Unassigned surplus                                                                (1,359)                       478
                                                                     ---------------------     ----------------------

Total stockholder's equity                                                        11,786                     13,623
                                                                     ---------------------     ----------------------
Total liabilities and stockholder's equity                                 $      20,600              $      20,422
                                                                     ====================      ======================







        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENT OF INCOME AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX
                                                                                 MONTHS ENDED JUNE 30,
                                                                    ------------------------------------------------
                                                                            2001                       2000
                                                                    ----------------------     ---------------------
                                                                                    (IN THOUSANDS)
Income:
    Premium income and annuity considerations                               $      4,223              $      2,919
    Net investment income                                                            472                       528
    Other income                                                                      73                         2
                                                                    ----------------------     ---------------------
        Total income                                                               4,768                     3,449
                                                                    ----------------------     ---------------------

Current and future benefits:
    Death benefits                                                                    79                        58
    Interest on policy or contract funds                                              26                        24
    Change in reserves for future policy benefits and
        policyholders' funds                                                       3,846                       711
                                                                    ----------------------     ---------------------
            Total current and future benefits                                      3,951                       793
                                                                    ----------------------     ---------------------
Operating expenses:
    Commissions and expense allowances                                              (705)                    1,053
    Miscellaneous taxes, licenses and fees                                           475                       221
    Other operating expenses                                                       2,878                     2,644
    Federal income tax benefit                                                       (91)                    (342)
                                                                    ----------------------     ---------------------
        Total operating expenses                                                   2,557                     3,576
                                                                    ----------------------     ---------------------

Net loss                                                                          (1,740)                     (920)
Other surplus changes, net                                                            18                      (395)
Cumulative effect of changes in accounting principles                               (115)
                                                                    ----------------------     ---------------------
Net decrease in stockholder's equity                                              (1,837)                   (1,315)
Stockholder's equity, beginning of year                                           13,623                    15,369
                                                                    ----------------------     ---------------------
Stockholder's equity, end of period                                        $      11,786             $      14,054
                                                                    ======================     =====================

        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENT OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                        (UNAUDITED)
                                                                        FOR THE SIX                 FOR THE
                                                                        MONTHS ENDED               YEAR ENDED
                                                                        JUNE 30, 2001           DECEMBER 31, 2000
                                                                    ----------------------     ---------------------
CASH AND SHORT-TERM INVESTMENT SOURCES                                              (IN THOUSANDS)

Operations:
    Premiums collected                                                      $      3,712              $      7,604
    Investment and other income received                                             440                       924
                                                                    ----------------------     ---------------------
        Total received                                                             4,152                     8,528
    Claims and benefits paid                                                          72                       243
    Commissions and other expenses paid                                            2,276                     7,827
    Net transfers to separate accounts                                             1,113                     1,493
    Federal income taxes (received) paid                                            (551)                      683
                                                                    ----------------------     ---------------------
        Total paid                                                                 2,910                    10,246
                                                                    ----------------------     ---------------------
Cash proceeds from (used for) operations                                           1,242                    (1,718)
Proceeds from sales, maturities and scheduled
    repayments of bonds                                                              503                       503
Other sources                                                                        234                     2,624
                                                                    ----------------------     ---------------------
        Total sources                                                              1,979                     1,409
                                                                    ----------------------     ---------------------

CASH AND SHORT-TERM INVESTMENT USES
Acquisition of bonds                                                                -                        1,013
Other uses                                                                         3,611                         3
                                                                    ----------------------     ---------------------
        Total uses                                                                 3,611                     1,016
                                                                    ----------------------     ---------------------

Net (decrease) increase in cash and short-term investments                        (1,632)                      393
Cash and short-term investments, beginning of year                                 6,807                     6,414
                                                                    ----------------------     ---------------------
Cash and short-term investments, end of period                               $     5,175               $     6,807
                                                                    ======================     =====================



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life and Annuity Company ("Phoenix Life and Annuity") offers various non-participating life insurance products in the United States of America. Phoenix Life and Annuity is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements were prepared on the basis of accounting practices prescribed or permitted by the State of Connecticut Insurance Department (Insurance Department) for interim financial information. Accordingly, they do not include all the information and footnotes required for complete financial statements. These practices are predominately promulgated by the National Association of Insurance Commissioners ("NAIC"). There were no material practices not prescribed by the Insurance Department.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These financial statements should be read in conjunction with the financial statements of Phoenix Life and Annuity for the year ended December 31, 2000.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Statutory Financial Statements for the year ended December 31, 2000.

3.  ACCOUNTING CHANGES

    In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance where statutory accounting has been silent and changes current statutory accounting in some areas; e.g., deferred income taxes are recorded.

    As a result of the adoption of Codification, the Company recorded a decrease to beginning surplus of $115,250 reflecting the cumulative effect adjustment as of January 1, 2001. This amount was comprised of a decrease in surplus $170,000 for the non-admitting of accrued investment income in excess of 90 days, and an increase of $54,750 for income taxes.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM STATUTORY FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

4.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    Phoenix Life and Annuity's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of its parent unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

APPENDIX A

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. Current yield for the Phoenix-Goodwin Money Market subaccount will be based on the income earned by the subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the mortality and expense risk charge on the Account level.

    Yield calculations of the Phoenix-Goodwin Money Market subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market subaccount based on a 7-day period ending December 31, 2000.

    Example:
    Assumptions:

    Value of hypothetical pre-existing account with exactly one
      unit at the beginning of the period:.....................   $1.000000
    Value of the same account (excluding capital changes) at the
      end of the 7-day period:.................................    1.001179
    Calculation:
      Ending account value ....................................    1.001179
      Less beginning account value ............................    1.000000
      Net change in account value .............................    0.001179
    Base period return:
      (adjusted change/beginning account value) ...............    0.001179
    Current yield = return x (365/7) = ........................       6.15%
    Effective yield = [(1 + return)(365/7)] - 1 = .............       6.34%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the mortality and expense risk, issue expense and monthly administrative charges.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

    The following performance tables display historical investment results of the subaccounts of the Account. This information may be useful in helping potential investors in deciding which subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all Subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.


----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
SERIES                                                      INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             05/05/93      -11.78%      14.52%        N/A          16.50%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            05/05/93      -15.52%      14.95%        N/A          16.46%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      01/25/95      -25.62%      22.21%        N/A          30.01%
----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                         08/22/97      -17.54%       N/A          N/A           4.80%

----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund                             10/01/97      -10.16%       N/A          N/A          10.74%

----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               03/28/94        9.91%       5.10%        N/A           5.20%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             03/01/94       -9.96%       3.53%        N/A           4.59%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    11/03/97       -7.66%       N/A          N/A          12.71%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             11/03/97      -18.05%       N/A          N/A           2.69%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           11/03/97      -11.95%       N/A          N/A          17.52%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                         11/02/98       11.36%       N/A          N/A          10.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          05/01/90      -16.70%      12.24%       10.52%         8.86%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               09/17/96      -16.86%       N/A          N/A          -5.62%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                 12/15/99       -6.55%       N/A          N/A          -4.06%

----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Nasdaq-100 Index(R) Series                    08/15/00        N/A         N/A          N/A          -37.09%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            05/01/95       29.58%      10.95%        N/A          12.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/31/82      -18.62%      12.66%       16.04%        16.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                            03/02/98      -18.94%       N/A          N/A          10.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 08/15/00        N/A         N/A          N/A         -15.54%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                  12/15/99       17.64%       N/A          N/A          15.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/08/82       5.00%        4.25%       3.87%          5.51%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/31/82       5.43%        5.13%       8.29%          8.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          03/02/98       30.97%       N/A          N/A          22.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series             07/14/97      -12.38%       N/A          N/A          10.71%
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                               12/15/99       -7.07%       N/A          N/A          -1.59%

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                           12/15/99        5.38%       N/A          N/A           5.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                    12/15/99      -12.04%       N/A          N/A          -6.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                     12/15/99      -14.02%       N/A          N/A          -8.25%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                               05/01/92       -0.49%      10.78%        N/A          10.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                        03/02/98       -7.55%       N/A          N/A           9.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   09/17/84       -0.41%      11.28%      11.84%         12.02%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                  11/20/00        N/A         N/A          N/A           4.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 03/02/98       15.75%       N/A          N/A          -3.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/00        N/A         N/A          N/A           6.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           03/02/98       12.72%       N/A          N/A          27.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          01/29/96      -12.30%       N/A          N/A          20.14%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           11/30/99      -24.31%       N/A          N/A          -5.81%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund--Class 2                         11/28/88       -0.96%      11.27%       12.98%        10.82%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2          09/27/96      -32.83%       N/A          N/A         -12.82%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities--Fund Class 2                      11/03/88       6.12%       12.76%       14.66%        11.79%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2               05/11/92       -3.36%      12.12%         N/A         12.06%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           02/01/99       -2.52%       N/A          N/A          35.25%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 05/01/95      -28.61%      18.94%        N/A          22.74%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  02/01/99       8.37%        N/A          N/A          21.22%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          05/01/95       -9.15%      17.96%        N/A          18.75%
----------------------------------------------------------------------------------------------------------------------------------


(1) The average annual total return is the compounded return that results from holding an initial investment of $10,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, mortality and expense risk charges, and $5 monthly administrative charge. Subaccounts are assumed to have started on the inception date listed, which is the date that the underlying fund was established. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average(SM), First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, the Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of subaccounts having similar investment objectives as categorized by ranking services such as:

 Lipper Analytical Services, Inc.          Morningstar, Inc.
 CDA Investment Technologies, Inc.         Weisenberger Financial Services, Inc.

    Additionally, the funds may compare a series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

 Changing Times                            Forbes
 Fortune                                   Money
 Barrons                                   Business Week
 Investor's Business Daily                 The Wall Street Journal
 The New York Times                        Consumer Reports
 Registered Representative                 Financial Planning
 Financial Services Weekly                 Financial World
 U.S. News and World Report                Standard & Poor's
 The Outlook                               Personal Investor

    The funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

 S&P 500                                        Dow Jones Industrial Average(SM)
 Europe Australia Far East Index(R)(EAFE(R))    Consumers Price Index
 Shearson Lehman Corporate Index                Shearson Lehman T-Bond Index

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index.

                              ANNUAL TOTAL RETURN(1)

---------------------------------------------------------------------------------------------------------------------------------
                      series                          1991   1992    1993    1994   1995    1996   1997   1998    1999    2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          2.50%  35.69%  17.58% 13.51%  19.30%  44.61% -10.91%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                         4.04%  36.25%  15.02% 23.69%  32.41%  29.90% -14.65%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                  12.04% 19.68%  57.83%  78.06% -24.84%
---------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                                                                     21.60%  27.63% -16.66%

---------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund                                                                        28.71%  20.38%  -9.24%

---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                                    8.77%   4.20%  8.58%   7.66%  -0.59%  10.99%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                 20.38%  14.31% 13.83%   2.70%   2.32%  -9.03%
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                29.94%  24.15% -6.72%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                        24.51%   4.18% -17.19%
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                      39.38%  37.29% -11.07%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                                                                             9.30%  12.46%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               19.73% -12.83% 38.47%   0.05%   9.60%  18.67% 12.05%  27.94%  29.51% -15.82%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                 -32.40%  -4.45%  50.99% -15.97%
---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Dow 30 Series                                                                                            -5.56%

---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Deutsche Nasdaq-100 Index(R) Series

---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                      22.07%
Series                                                                                     33.13%        -21.21%   4.78%  30.80%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              42.78%  10.30% 19.72%   1.47%  30.90%  12.59% 21.09%  30.02%  29.69% -17.78%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                               32.18% -18.11%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                             18.77%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  5.99%   3.58%  2.88%   3.84%   5.70%   5.04%  5.19%   5.10%   4.83%   6.04%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series    19.60%  10.09% 15.92%  -5.47%  23.54%  12.43% 11.09%  -4.15%   5.46%   6.48%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                             24.34%  32.19%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                                        31.68%  18.83% -11.48%
---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                                                                          -6.13%

---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                       6.43%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                              -11.17%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                                                                               -13.15%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                    8.61%  -2.84%  23.35%  10.57% 17.95%  19.02%  11.58%   0.51%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                           17.02%  -6.61%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series        29.33%  10.66% 11.02%  -1.44%  18.24%   9.06% 20.75%  20.80%  11.27%   0.58%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                   -10.29%  16.89%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                              45.65%  13.75%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                             17.19%  44.71%  55.01% -11.46%
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                     -23.57%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2             27.44%   7.83% 25.87%  -3.23%  22.26%  18.59% 15.29%   6.10%  22.55%   0.05%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--
Class 2                                                                                          -29.38% -21.05%  53.31% -32.04%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2           27.23%   6.87% 33.74%  -2.47%  24.96%  22.15% 11.64%   0.99%  28.80%   7.17%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                   47.02%  -2.50%  15.48%  23.76% 13.66%   9.04%  23.25%  -2.37%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                      -1.58%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                             32.04% -1.46%  16.34% 126.52% -27.85%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                              9.44%
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                      46.64% 29.44%   8.69%  25.08%  -8.17%
---------------------------------------------------------------------------------------------------------------------------------

(1)Annual Total Returns are net of investment management fees.

  These rates of return are not an estimate or guarantee of future performance.

APPENDIX B

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life and Annuity Variable Universal Life Account, a separate account of PLAC.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of PLAC.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a series of a fund at the end of a valuation period. Net asset value is computed by adding the value of a series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

PLANNED ANNUAL PREMIUM: The premium amount that the policyowner agrees to pay each policy year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY VALUE: The sum of a policy's share in the values of each subaccount of the Account plus the policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

SERIES: A separate investment portfolio of a fund.

SUBACCOUNTS: Accounts within the Account to which nonloaned assets under a policy may be allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any subaccount, each date on which we calculate the net asset value of a fund.

VALUATION PERIOD: For any subaccount, the period in days from the end of one valuation date through the next.

                           PART II. OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article V of the Bylaws of the Company provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    REPRESENTATION PURSUANT TO SECTION 26(f)(2)(A) UNDER THE INVESTMENT COMPANY ACT OF 1940.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

    The facing sheet.

    The Prospectus describing Phoenix Life and Annuity Company's Flex Edge Success, not amended.

    The Prospectus describing Phoenix Life and Annuity Company's Phoenix Corporate Edge (Policy Form V608).

    The Prospectus describing Phoenix Life and Annuity Company's Phoenix Executive Benefit-VUL (Policy Form V606).

    The undertaking to file reports.

    The Rule 484 undertaking.

    Representation Pursuant to Section 26(e)(2)(A) under the Investment Company Act of 1940.

    The signature pages.

    The powers of attorney, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference.

    Written consents of the following:


         (a)  Richard J. Wirth, Esq.


         (b)  PricewaterhouseCoopers LLP

         (c)  Paul M. Fischer, FSA, CLU, ChFC

The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

    A. (1) Resolution of the Board of Directors of Depositor establishing the Account, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference.

         (2)  Not Applicable.

         (3)  Distribution of Policies:

              (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated October 27, 1997, filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.

              (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.

              (c)  Not Applicable.

         (4)  Not Applicable.

         (5)  Specimen Policies with optional riders.

              (a) Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.

              (b) Flexible Premium Variable Universal Life Insurance Policy Form V606 of Depositor, together with Variable Policy Exchange Option Rider VR34 and Flexible Term Insurance Rider VR36 of Depositor, filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999.

              (c) Flexible Premium Variable Universal Life Insurance Policy Form V608 of Depositor, filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999.

         (6) (a) Charter of Phoenix Life and Annuity Company, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference.

                   (1)  Certificate of Incorporation dated November 2, 1981.

                   (2) Certificate of Amendment of its Articles of Incorporation dated March 16, 1984.

                   (3) Certificate of Amendment of its Articles of Incorporation
                       dated April 18, 1985.

                   (4) Certificate of Amendment of its Articles of Incorporation
                       dated December 3, 1992.

                   (5) Certificate of Amendment of its Articles of Incorporation
                       dated May 9, 1996.

              (b) Certificate of Redomestication and Amended and Restated Certificate of Incorporation dated April 21, 1997 filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.

              (c) By-Laws of Phoenix Life and Annuity Company filed via Edgar with Post-Effective Amendment No. 1 on April 29, 1998 and incorporated herein by reference.

         (7)  Not Applicable.

         (8)  Not Applicable.

         (9)  Not Applicable.

        (10)  (a)  Form of application for Flex Edge Success filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.

              (b) Form of application for Phoenix Corporate Edge filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999.

              (c) Forms of application for Phoenix Executive Benefit VUL filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999.

        (11) Memorandum describing transfer and redemption procedures and method of computing adjustments in payments and cash values upon conversion to fixed benefit policies filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.


        (12) Illustrations of Death Benefits, Policy Values ("Account Values") and Cash Surrender Values are incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed via Edgar on March 30, 2001 [Accession Number 0000949377-01-000199].

        (13) Opinion and consent of Paul M. Fischer, FSA, CLU, ChFC regarding consistency of illustrations is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed via Edgar on March 30, 2001 [Accession Number 0000949377-01-000199].

2.  Opinion and consent of Richard J. Wirth, Esq., Counsel of Depositor.


3. Not Applicable. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

4.  Not Applicable.

5.  Not Applicable.

6.  Consent of PricewaterhouseCoopers LLP.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life and Annuity Variable Universal Life Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 29th day of October, 2001.


                                                 PHOENIX LIFE AND ANNUITY
                                              VARIABLE UNIVERSAL LIFE ACCOUNT
                                           -------------------------------------
                                                        (Registrant)

                                    By:      PHOENIX LIFE AND ANNUITY  COMPANY
                                           -------------------------------------
                                                         (Depositor)

                                    By:               /s/ Dona D. Young
                                       -----------------------------------------
                                       *Dona D. Young, Executive Vice President

    ATTEST: /s/Emily J. Poriss
            ----------------------------------------------
            Emily J. Poriss, Assistant Secretary


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of October, 2001.


                SIGNATURE                   TITLE
                ---------                   -----



----------------------------------------    Director
            Carl T. Chadburn


----------------------------------------    Director, Chairman of the Board,
          *Robert W. Fiondella              President


----------------------------------------    Director, Senior Vice President
           *Joseph E. Kelleher


----------------------------------------    Director, Senior Vice President
          *Robert G. Lautensack


----------------------------------------    Director, Executive Vice President,
          *Philip R. McLoughlin             Chief Investment Officer


----------------------------------------    Director, Executive Vice President,
           *David W. Searfoss               Chief Financial Officer


----------------------------------------    Director, Senior Vice President
              *Simon Y. Tan


----------------------------------------   Director, Executive Vice President
             *Dona D. Young

By: /s/ Dona D. Young
   --------------------------------------------
  * Dona D. Young as Attorney-in-Fact pursuant to Powers of Attorney, copies of which were previously filed.

                                      S-1